UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Global Small-Cap Fund Semiannual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2013

Parametric Global Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	23

Important Notices	24

Parametric Global Small-Cap Fund

July 31, 2013

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	12/20/2012	12/20/2012	5.66%	—	—	10.14%
Russell Global 2000 Index	—	12/20/2012	7.08%	24.96%	5.88%	12.17%

% Total Annual Operating Expense Ratios[3]						Institutional Class
Gross						1.00%
Net						0.85

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Enerflex, Ltd.	0.4%
Uponor Oyj	0.3
NOF Corp.	0.3
Duerr AG	0.3
Ryman Healthcare, Ltd.	0.3
Pason Systems, Inc.	0.3
Hexpol AB	0.3
Mullen Group, Ltd.	0.3
China Steel Chemical Corp.	0.3
Isis Pharmaceuticals, Inc.	0.3
Total	3.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Global Small-Cap Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

Russell Global 2000 Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/14. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Global Small-Cap Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,056.60	$4.33	**	0.85%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.60	$4.26	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value

Australia — 1.9%
Adelaide Brighton, Ltd.	1,852	$5,458
Ansell, Ltd.	599	9,981
Aurora Oil & Gas, Ltd.(1)	2,288	6,636
Beach Energy, Ltd.	6,515	7,835
Cardno, Ltd.	1,217	5,981
carsales.com, Ltd.	1,058	9,458
Charter Hall Retail REIT	1,104	3,830
DUET Group	4,931	9,574
DuluxGroup, Ltd.	2,698	10,814
Energy Resources of Australia, Ltd.(1)	3,794	4,995
Investa Office Fund	2,551	6,762
Iress, Ltd.	721	5,363
Regis Resources, Ltd.(1)	1,971	6,280
TPG Telecom, Ltd.	3,821	12,672

		$105,639

Austria — 1.3%
ams AG	92	$6,487
CA Immobilien Anlagen AG(1)	1,270	15,977
Conwert Immobilien Invest SE(1)	1,204	12,977
Kapsch TrafficCom AG	97	4,138
RHI AG	324	10,191
Schoeller-Bleckmann Oilfield Equipment AG	102	12,025
Wienerberger AG	758	9,906

		$71,701

Belgium — 1.1%
Befimmo SCA Sicafi	172	$11,771
Cofinimmo	115	13,180
EVS Broadcast Equipment SA	129	9,325
Gimv NV	252	12,750
Tessenderlo Chemie NV	267	7,234
ThromboGenics NV(1)	220	9,039

		$63,299

Brazil — 1.3%
Abril Educacao SA	200	$3,077
Aliansce Shopping Centers SA	500	4,611
BR Properties SA	500	4,142
Brasil Insurance Participacoes e Administracao SA	500	4,822
Brasil Pharma SA(1)	1,900	8,245
Cia de Saneamento de Minas Gerais-COPASA	500	7,932
Equatorial Energia SA	900	7,354

Security	Shares	Value

Brazil (continued)
Fleury SA	700	$5,953
Grendene SA	700	6,536
JHSF Participacoes SA	1,400	3,467
Mahle-Metal Leve SA Industria e Comercio	500	5,687
Marcopolo SA, PFC Shares	900	5,109
Raia Drogasil SA	500	4,230
Santos Brasil Participacoes SA	300	3,353

		$74,518

Canada — 4.1%
Alamos Gold, Inc.	341	$5,023
Allied Properties Real Estate Investment Trust	181	5,533
Birchcliff Energy, Ltd.(1)	938	7,014
Bonterra Energy Corp.	270	12,928
Canfor Corp.(1)	371	7,828
Capital Power Corp.	417	8,461
CCL Industries, Inc.	178	12,060
Cineplex, Inc.	190	6,870
Dollarama, Inc.	154	11,115
Enbridge Income Fund Holdings, Inc.	604	14,437
Enerflex, Ltd.	1,437	20,413
Freehold Royalties, Ltd.	593	13,631
Gibson Energy, Inc.	449	10,347
Imperial Metals Corp.(1)	684	6,793
Kodiak Oil & Gas Corp.(1)	522	5,069
MacDonald Dettwiler & Associates, Ltd.	183	13,685
Mullen Group, Ltd.	696	17,327
North West Co., Inc. (The)	352	8,170
Northland Power, Inc.	529	8,694
Paramount Resources, Ltd., Class A(1)	312	10,599
Parkland Fuel Corp.	302	5,046
Pason Systems, Inc.	939	17,800

		$228,843

Chile — 1.5%
Administradora de Fondos de Pensiones Provida SA	1,732	$10,112
Banmedica SA	4,183	8,140
Besalco SA	3,333	4,054
CFR Pharmaceuticals SA	22,688	4,945
Forus SA	1,039	6,046
Inversiones Aguas Metropolitanas SA	4,857	9,178
Parque Arauco SA	3,727	7,963
Ripley Corp. SA	8,187	6,206
Salfacorp SA	2,928	2,883
Sigdo Koppers SA	2,516	4,358

5	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Sonda SA	4,259	$11,098
Vina Concha y Toro SA	5,444	9,853

		$84,836

China — 2.1%
Beijing Enterprises Water Group, Ltd.	14,000	$5,662
China Foods, Ltd.(1)	8,000	3,134
China Gas Holdings, Ltd.	10,000	11,272
China Medical System Holdings, Ltd.	14,000	12,627
China Power International Development, Ltd.	19,000	8,032
Dah Chong Hong Holdings, Ltd.	5,000	3,782
Daphne International Holdings, Ltd.	6,000	4,290
Digital China Holdings, Ltd.	4,000	4,391
Shenguan Holdings Group, Ltd.	10,000	4,254
Sino Biopharmaceutical, Ltd.	20,000	14,533
Sinopec Kantons Holdings, Ltd.	10,000	9,108
Towngas China Co., Ltd.	11,000	10,632
Uni-President China Holdings, Ltd.	8,000	7,260
Vinda International Holdings, Ltd.	7,000	6,936
Yingde Gases Group Co.	9,500	8,629

		$114,542

Denmark — 1.0%
D/S Norden A/S	434	$15,876
GN Store Norden A/S	748	15,466
NKT Holding A/S	349	14,145
Sydbank A/S(1)	438	9,797

		$55,284

Finland — 1.7%
Amer Sports Oyj	790	$15,682
Huhtamaki Oyj	655	12,483
Kemira Oyj	790	12,292
Konecranes Oyj	244	7,154
Outotec Oyj	340	4,125
Tieto Oyj	591	11,291
Tikkurila Oyj	516	11,336
Uponor Oyj	1,081	18,814

		$93,177

France — 1.8%
Alten SA	168	$6,252
Eurofins Scientific	67	14,677
Havas SA	1,085	8,208
Ingenico	191	14,271
IPSOS	159	5,649

Security	Shares	Value

France (continued)
Medica SA	311	$6,394
Orpea	196	9,251
Rubis SCA	174	11,115
Societe d’Edition de Canal +	781	5,537
UBISOFT Entertainment(1)	575	8,772
Virbac SA	49	9,792

		$99,918

Germany — 2.3%
BayWa AG	140	$6,912
Carl Zeiss Meditec AG	305	10,336
Deutsche EuroShop AG	269	11,341
Deutsche Wohnen AG	308	5,429
Dialog Semiconductor PLC(1)	333	5,503
Duerr AG	270	18,078
Freenet AG(1)	625	14,907
Gerry Weber International AG	239	10,694
Gildemeister AG	223	5,184
GSW Immobilien AG	180	7,300
KWS Saat AG	30	10,023
Pfeiffer Vacuum Technology AG	51	5,558
Vossloh AG	59	4,915
Wirecard AG	458	14,126

		$130,306

Greece — 0.7%
Hellenic Telecommunications Organization SA(1)	1,047	$9,453
JUMBO SA(1)	555	5,895
Motor Oil (Hellas) Corinth Refineries SA	1,587	16,062
Titan Cement Co. SA(1)	553	10,057

		$41,467

Hong Kong — 2.1%
Cafe De Coral Holdings, Ltd.	4,000	$12,995
Giordano International, Ltd.	12,000	11,879
Great Eagle Holdings, Ltd.	2,000	7,580
Hutchison Telecommunications Hong Kong Holdings, Ltd.	26,000	14,818
Johnson Electric Holdings, Ltd.	15,000	8,913
Kowloon Development Co., Ltd.	6,000	7,226
SA SA International Holdings, Ltd.	12,000	11,951
SmarTone Telecommunication Holdings, Ltd.	5,000	7,964
Stella International Holdings, Ltd.	3,500	8,573
Techtronic Industries Co., Ltd.	4,500	10,980
Texwinca Holdings, Ltd.	8,000	7,814
Transport International Holdings, Ltd.	3,600	7,776

		$118,469

6	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia — 1.6%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	74,000	$7,632
Bhakti Investama Tbk PT	190,500	8,133
Bumi Serpong Damai Tbk PT	51,000	7,821
Gajah Tunggal Tbk PT	26,000	6,634
Garuda Indonesia Persero Tbk PT(1)	90,500	4,401
Global Mediacom Tbk PT	46,500	10,389
Holcim Indonesia Tbk PT	17,500	4,467
Jasa Marga (Persero) Tbk PT	18,000	9,364
Lippo Karawaci Tbk PT	73,000	9,080
Media Nusantara Citra Tbk PT	29,500	8,889
Tower Bersama Infrastructure Tbk PT(1)	20,500	11,363

		$88,173

Ireland — 1.8%
Beazley PLC	1,650	$5,541
C&C Group PLC	2,151	11,993
DCC PLC	377	15,296
Glanbia PLC	1,127	14,739
Grafton Group PLC	1,653	13,488
ICON PLC(1)	433	16,982
Kingspan Group PLC	970	13,616
Smurfit Kappa Group PLC	434	8,777

		$100,432

Israel — 1.3%
Gazit-Globe, Ltd.	830	$11,293
Migdal Insurance & Financial Holdings, Ltd.	3,773	6,172
Mizrahi Tefahot Bank, Ltd.(1)	815	8,691
Oil Refineries, Ltd.(1)	12,316	5,284
Osem Investment, Ltd.	588	13,111
Paz Oil Co., Ltd.(1)	77	12,513
RADWARE, Ltd.(1)	600	8,220
Strauss Group, Ltd.	470	8,106

		$73,390

Italy — 1.6%
Amplifon SpA	1,250	$6,260
Ansaldo STS SpA	435	4,082
Brunello Cucinelli SpA	340	9,214
De’Longhi SpA	554	8,849
DiaSorin SpA	288	12,135
ERG SpA	683	6,648
Gemina SpA(1)	4,996	10,418
Piaggio & C. SpA	2,211	6,178

Security	Shares	Value

Italy (continued)
Recordati SpA	1,139	$13,483
Sorin SpA(1)	3,432	9,351

		$86,618

Japan — 8.7%
Aica Kogyo Co., Ltd.	600	$11,582
Anritsu Corp.	1,000	12,547
Autobacs Seven Co., Ltd.	600	8,799
Awa Bank, Ltd. (The)	1,000	5,230
Calbee, Inc.	100	9,624
Fancl Corp.	700	8,678
FP Corp.	200	14,083
Hitachi Transport System, Ltd.	500	7,178
Hokkoku Bank, Ltd. (The)	2,000	6,769
Hokuetsu Kishu Paper Co., Ltd.	1,500	6,451
Hoshizaki Electric Co., Ltd.	400	13,907
House Foods Corp.	700	11,247
Ito En, Ltd.	400	9,372
Itoham Foods, Inc.	1,000	4,286
Japan Exchange Group, Inc.	100	9,402
Kagome Co., Ltd.	700	11,895
Kakaku.com, Inc.	200	6,923
Kaken Pharmaceutical Co., Ltd.	1,000	15,510
Kewpie Corp.	800	12,317
Kissei Pharmaceutical Co., Ltd.	500	9,702
Kobayashi Pharmaceutical Co., Ltd.	200	10,424
Kose Corp.	500	14,153
KYORIN Holdings, Inc.	300	6,542
Lion Corp.	2,000	11,240
M3, Inc.	4	11,010
Matsumotokiyoshi Holdings Co., Ltd.	100	3,014
Miraca Holdings, Inc.	300	14,467
Mochida Pharmaceutical Co., Ltd.	1,000	12,557
Musashino Bank, Ltd. (The)	300	10,656
Nichirei Corp.	1,000	4,811
Nihon Kohden Corp.	200	8,403
Nippon Kayaku Co., Ltd.	1,000	12,891
NOF Corp.	3,000	18,093
Noritz Corp.	400	6,751
NS Solutions Corp.	300	5,595
Obic Co., Ltd.	30	8,414
Otsuka Corp.	100	11,290
Point, Inc.	170	8,515
Pola Orbis Holdings, Inc.	200	7,000
Rohto Pharmaceutical Co., Ltd.	1,000	13,802

7	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Ryohin Keikaku Co., Ltd.	100	$8,761
Sawai Pharmaceutical Co., Ltd.	100	12,109
Shimachu Co., Ltd.	200	4,917
Sugi Holdings Co., Ltd.	200	7,765
Sumitomo Osaka Cement Co., Ltd.	2,000	6,482
Sundrug Co., Ltd.	200	8,599
T-Gaia Corp.	400	3,643
Towa Pharmaceutical Co., Ltd.	100	4,223
Tsuruha Holdings, Inc.	100	9,196
Wacoal Holdings Corp.	1,000	10,139
Xebio Co., Ltd.	200	4,193
Yoshinoya Holdings Co., Ltd.	8	9,449

		$484,606

Malaysia — 2.3%
Alliance Financial Group Bhd	8,800	$14,530
Berjaya Sports Toto Bhd	7,360	9,483
Boustead Holdings Bhd	5,300	8,577
Dialog Group Bhd	17,600	15,125
Genting Plantations Bhd	2,600	7,899
HAP Seng Consolidated Bhd	11,000	6,710
IGB Corp. Bhd	6,500	5,072
KLCC Property Holdings Bhd	3,300	6,673
KPJ Healthcare Bhd	6,100	12,393
Kulim (Malaysia) Bhd	4,500	4,940
Lafarge Malayan Cement Bhd	2,700	8,599
Malaysia Airports Holdings Bhd	3,600	7,481
Media Prima Bhd	8,100	6,777
Oriental Holdings Bhd	3,700	11,036

		$125,295

Mexico — 1.4%
Banregio Grupo Financiero SAB de CV	2,100	$12,707
Bolsa Mexicana de Valores SAB de CV	2,600	6,980
Empresas ICA SAB de CV(1)	2,300	4,829
Fibra Uno Administracion SA de CV	2,200	7,027
Genomma Lab Internacional SA de CV(1)	3,600	8,439
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,200	11,485
Grupo Aeroportuario del Sureste SAB de CV, Class B	900	10,675
Grupo Simec SA de CV, Series B(1)	1,300	5,127
Industrias CH SAB de CV, Series B(1)	1,300	8,334
TV Azteca SAB de CV, Series CPO	6,000	2,842

		$78,445

Security	Shares	Value

Netherlands — 1.7%
Aalberts Industries NV	653	$16,455
Arcadis NV	537	13,935
ASM International NV	168	5,290
Brunel International NV	135	6,513
Eurocommercial Properties NV	156	5,936
InterXion Holding NV(1)	472	11,880
TKH Group NV	460	12,670
Unit4 NV	472	15,971
Wereldhave NV	80	5,656

		$94,306

New Zealand — 1.1%
Fisher & Paykel Healthcare Corp., Ltd.	5,269	$14,635
Ryman Healthcare, Ltd.	3,176	18,028
Sky Network Television, Ltd.	2,378	10,165
SKYCITY Entertainment Group, Ltd.	3,057	10,221
Trade Me, Ltd.	1,790	6,830

		$59,879

Norway — 1.3%
Atea ASA	708	$7,442
Cermaq ASA	543	10,000
Det Norske Oljeselskap ASA(1)	652	9,544
DNO International ASA(1)	4,903	10,603
Leroey Seafood Group ASA	225	5,992
Nordic American Tankers, Ltd.	661	6,266
SpareBank 1 SR-Bank ASA	517	4,373
Tomra Systems ASA	1,323	12,086
Wilh. Wilhelmsen ASA	926	7,481

		$73,787

Poland — 0.8%
Asseco Poland SA	734	$10,466
Bank Millennium SA(1)	4,206	8,163
Grupa Lotos SA(1)	618	6,374
LPP SA	5	10,935
Lubelski Wegiel Bogdanka SA(1)	272	8,957

		$44,895

Portugal — 0.7%
Banco Comercial Portugues SA(1)	93,762	$11,697
Sonae	12,647	13,112
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,787	16,302

		$41,111

8	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia — 0.4%
Acron JSC	130	$4,211
CTC Media, Inc.	871	9,668
Etalon Group, Ltd. GDR(1)(2)	1,138	4,541
OAO OGK-2(1)	525,390	4,361

		$22,781

Singapore — 2.2%
ARA Asset Management, Ltd.	4,400	$6,364
Ascott Residence Trust	8,000	7,895
CDL Hospitality Trusts	4,000	5,234
Hyflux, Ltd.	6,000	6,161
Keppel REIT	8,000	7,999
M1, Ltd.	4,000	10,161
Mapletree Commercial Trust	11,000	10,289
Mapletree Industrial Trust	11,000	11,670
Mapletree Logistics Trust	12,000	10,060
Singapore Land, Ltd.	1,000	7,179
Singapore Post, Ltd.	12,000	12,408
Starhill Global REIT	17,000	10,969
Suntec REIT	2,000	2,500
Venture Corp., Ltd.	1,000	5,760
Wheelock Properties, Ltd.	5,000	7,191

		$121,840

South Africa — 1.6%
Adcock Ingram Holdings, Ltd.	1,210	$8,292
AECI, Ltd.	1,107	13,060
AVI, Ltd.	1,339	7,804
DataTec, Ltd.	1,003	5,743
Illovo Sugar, Ltd.	1,950	6,451
Nampak, Ltd.	3,177	10,278
Pick’n Pay Holdings, Ltd.	2,600	4,631
Pioneer Foods, Ltd.	834	6,788
Reunert, Ltd.	684	4,635
Royal Bafokeng Platinum, Ltd.(1)	864	4,435
Spar Group, Ltd. (The)	533	6,191
Sun International, Ltd.	535	5,302
Tongaat-Hulett	392	5,018

		$88,628

South Korea — 2.4%
AMOREPACIFIC Group, Inc.	25	$8,639
Cheil Worldwide, Inc.(1)	380	8,709
Daum Communications Corp.	107	8,348
Grand Korea Leisure Co., Ltd.	210	5,980

Security	Shares	Value

South Korea (continued)
Green Cross Corp.	63	$7,346
GS Retail Co., Ltd.	220	6,603
Hotel Shilla Co., Ltd.	210	12,431
Hyundai Greenfood Co., Ltd.	400	6,317
Hyundai Home Shopping Network Corp.	65	9,804
Korean Reinsurance Co.	600	5,936
Lock & Lock Co., Ltd.	270	5,714
Lotte Chilsung Beverage Co., Ltd.	5	6,550
Nong Shim Co., Ltd.	25	5,793
ORION Corp.	7	6,356
Paradise Co., Ltd.	132	2,650
SK Broadband Co., Ltd.(1)	1,803	8,584
SK Chemicals Co., Ltd.	155	5,903
Tongyang Life Insurance	630	6,389
Young Poong Corp.	6	8,244

		$136,296

Spain — 1.5%
Almirall SA	611	$8,024
Antena 3 de Television SA	1,154	12,039
Construcciones y Auxiliar de Ferrocarriles SA	18	7,784
Duro Felguera SA	977	6,327
Ence Energia y Celulosa SA	3,902	12,610
Grupo Catalana Occidente SA	462	12,022
Jazztel PLC(1)	1,602	14,549
Viscofan SA	231	11,894

		$85,249

Sweden — 1.9%
AarhusKarlshamn AB	146	$8,386
Axfood AB	305	14,195
Axis Communications AB	299	8,520
Clas Ohlson AB, Class B	452	6,497
Hexpol AB	240	17,592
Hufvudstaden AB, Class A	640	8,126
Loomis AB, Class B	628	13,466
Mekonomen AB	97	2,973
Saab AB, Class B	562	10,155
Swedish Orphan Biovitrum AB(1)	1,121	8,406
Wallenstam AB, Class B	616	8,513

		$106,829

Switzerland — 1.7%
Burckhardt Compression Holdings AG	36	$14,401
Flughafen Zuerich AG	31	16,767

9	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Forbo Holding AG(1)	17	$12,277
Kaba Holding AG(1)	30	12,022
Kuoni Reisen Holding AG(1)	21	7,566
Mobimo Holding AG(1)	54	11,341
Temenos Group AG(1)	174	4,557
Vontobel Holding AG	378	13,385

		$92,316

Taiwan — 3.0%
Advantech Co., Ltd.	3,000	$14,503
Chicony Electronics Co., Ltd.	3,030	7,260
China Petrochemical Development Corp.	10,000	5,118
China Steel Chemical Corp.	3,000	17,058
CTCI Corp.	5,000	8,991
Feng Hsin Iron & Steel Co., Ltd.	7,000	12,332
Formosa Taffeta Co., Ltd.	14,000	13,110
Giant Manufacturing Co., Ltd.	2,000	15,120
Oriental Union Chemical Corp.	2,000	1,956
Phison Electronics Corp.	1,000	7,454
Realtek Semiconductor Corp.	3,000	7,166
ScinoPharm Taiwan, Ltd.	2,000	5,685
Senao International Co., Ltd.	2,000	6,699
Standard Foods Corp.	3,450	10,425
Teco Electric & Machinery Co., Ltd.	8,000	8,714
Transcend Information, Inc.	2,000	5,801
TSRC Corp.	4,000	7,252
USI Corp.	7,000	5,001
Vanguard International Semiconductor Corp.	5,000	4,991

		$164,636

Thailand — 1.8%
Bangchak Petroleum PCL(3)	5,600	$6,179
Berli Jucker PCL(3)	4,500	6,210
Central Pattana PCL(3)	7,400	10,177
Coastal Energy Co.(1)	252	3,499
Delta Electronics (Thailand) PCL(3)	5,800	8,316
Electricity Generating PCL(3)	2,500	10,865
Robinson Department Store PCL(3)	6,100	11,005
Siam City Cement PCL(3)	800	10,925
Siam Makro PCL(3)	500	12,402
Thai Tap Water Supply Co., Ltd.(3)	20,700	7,144
Thai Union Frozen Products PCL(3)	3,100	5,573
True Corp. PCL(1)(3)	24,400	6,110

		$98,405

Security	Shares	Value

Turkey — 1.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,359	$6,171
Asya Katilim Bankasi AS(1)	4,925	4,948
Aygaz AS	1,376	6,276
Dogan Sirketler Grubu Holding AS(1)	3,365	1,645
Petkim Petrokimya Holding AS(1)	4,991	6,957
TAV Havalimanlari Holding AS	1,524	9,525
Tekfen Holding AS	1,505	4,751
Tofas Turk Otomobil Fabrikasi AS	1,218	8,048
Turk Traktor ve Ziraat Makineleri AS	222	6,918
Yazicilar Holding AS	694	7,987

		$63,226

United Kingdom — 5.2%
Abcam PLC	1,181	$8,499
Aveva Group PLC	248	9,088
AZ Electronic Materials SA	1,082	5,032
Berkeley Group Holdings PLC	215	7,385
Booker Group PLC	5,528	11,109
BTG PLC(1)	1,336	7,705
Capital & Counties Properties PLC	1,928	10,605
De La Rue PLC	784	11,784
Domino’s Pizza Group PLC	751	6,520
Dunelm Group PLC	551	8,257
Elementis PLC	1,668	6,356
EnQuest PLC(1)	7,893	14,866
Fidessa Group PLC	343	10,448
Filtrona PLC	1,065	12,564
Genus PLC	390	8,162
Halfords Group PLC	1,065	5,954
Hikma Pharmaceuticals PLC	585	9,885
Hunting PLC	682	8,579
Jardine Lloyd Thompson Group PLC	485	6,595
Lancashire Holdings, Ltd.	896	10,987
Micro Focus International PLC	872	10,542
N Brown Group PLC	997	7,848
Rightmove PLC	299	11,058
Rotork PLC	117	4,721
Shaftesbury PLC	439	4,221
Soco International PLC(1)	1,980	11,074
Stolt-Nielsen, Ltd.	403	9,398
Telecity Group PLC	770	10,403
Telecom Plus PLC	413	8,289
Ultra Electronics Holdings PLC	486	13,421
Victrex PLC	227	5,209
WH Smith PLC	1,117	13,218

		$289,782

10	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States — 27.1%
ACI Worldwide, Inc.(1)	141	$6,676
Acorda Therapeutics, Inc.(1)	111	4,215
Alaska Air Group, Inc.(1)	259	15,843
Alkermes PLC(1)	347	11,652
Allegiant Travel Co.	139	13,536
ALLETE, Inc.	236	12,654
American Campus Communities, Inc.	212	8,143
Anworth Mortgage Asset Corp.	2,656	12,908
ARRIS Group, Inc.(1)	460	6,918
Aspen Technology, Inc.(1)	272	8,851
Athenahealth, Inc.(1)	63	7,053
Avista Corp.	353	10,159
Balchem Corp.	168	8,360
BJ’s Restaurants, Inc.(1)	171	6,094
Black Hills Corp.	297	15,756
Blackbaud, Inc.	267	9,369
Boston Beer Co., Inc. (The), Class A(1)	55	9,844
Bristow Group, Inc.	178	12,106
Buckle, Inc. (The)	103	5,766
Buffalo Wild Wings, Inc.(1)	53	5,490
Cabot Microelectronics Corp.(1)	174	6,435
CACI International, Inc., Class A(1)	123	8,167
Calgon Carbon Corp.(1)	468	8,391
Capstead Mortgage Corp.	766	9,054
Casey’s General Stores, Inc.	116	7,683
Cheesecake Factory, Inc. (The)	179	7,597
Chemed Corp.	63	4,447
Children’s Place Retail Stores, Inc. (The)(1)	177	9,565
CLARCOR, Inc.	298	16,384
Cleco Corp.	226	10,963
Cloud Peak Energy, Inc.(1)	541	8,672
Cogent Communications Group, Inc.	170	4,865
CommVault Systems, Inc.(1)	113	9,541
Contango Oil & Gas Co.	155	5,992
Convergys Corp.	361	6,834
Cornerstone OnDemand, Inc.(1)	108	4,756
Cracker Barrel Old Country Store, Inc.	93	9,105
Cubist Pharmaceuticals, Inc.(1)	219	13,650
CYS Investments, Inc.	918	7,619
Delek US Holdings, Inc.	269	8,137
Dril-Quip, Inc.(1)	90	8,182
Eagle Materials, Inc.	167	11,269
El Paso Electric Co.	294	11,104
Energy XXI Bermuda, Ltd.	226	6,068
Finish Line, Inc. (The), Class A	255	5,676
First Financial Bankshares, Inc.	109	6,720

Security	Shares	Value

United States (continued)
Forum Energy Technologies, Inc.(1)	425	$12,274
GNC Holdings, Inc., Class A	223	11,770
Government Properties Income Trust	229	5,787
Gulf Coast Ultra Deep Royalty Trust(1)	835	1,753
GulfMark Offshore, Inc., Class A	164	8,077
H.B. Fuller Co.	128	5,139
Haemonetics Corp.(1)	260	10,977
Hain Celestial Group, Inc. (The)(1)	153	11,163
Hatteras Financial Corp.	385	7,735
Heartland Express, Inc.	469	6,904
HeartWare International, Inc.(1)	112	10,351
Helen of Troy, Ltd.(1)	144	6,117
Hibbett Sports, Inc.(1)	111	6,510
Hillenbrand, Inc.	197	4,884
Hittite Microwave Corp.(1)	97	6,061
HMS Holdings Corp.(1)	320	7,741
HSN, Inc.	168	10,090
Hyster-Yale Materials Handling, Inc.	90	5,851
IBERIABANK Corp.	138	8,114
IDACORP, Inc.	291	15,356
Investors Bancorp, Inc.	515	11,433
Isis Pharmaceuticals, Inc.(1)	589	16,993
J&J Snack Foods Corp.	95	7,570
j2 Global, Inc.	311	14,234
Jazz Pharmaceuticals PLC(1)	114	8,608
JoS. A. Bank Clothiers, Inc.(1)	137	5,598
Kaydon Corp.	227	6,601
Lancaster Colony Corp.	151	12,538
Louisiana-Pacific Corp.(1)	446	7,252
Lumber Liquidators Holdings, Inc.(1)	138	13,361
Magellan Health Services, Inc.(1)	142	8,115
ManTech International Corp., Class A	190	5,613
Markel Corp.(1)	8	4,240
MAXIMUS, Inc.	372	13,991
Medicines Co. (The)(1)	366	11,309
Mentor Graphics Corp.	364	7,473
MFA Financial, Inc.	1,138	9,081
MGE Energy, Inc.	241	14,149
Minerals Technologies, Inc.	155	7,130
Monro Muffler Brake, Inc.	242	10,408
Montpelier Re Holdings, Ltd.	555	14,991
Mueller Industries, Inc.	215	11,801
MWI Veterinary Supply, Inc.(1)	80	11,374
National Health Investors, Inc.	156	9,764
National Retail Properties, Inc.	204	7,138
New Jersey Resources Corp.	216	9,668

11	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
NewMarket Corp.	23	$6,269
Northwest Bancshares, Inc.	836	11,554
Northwest Natural Gas Co.	205	9,008
NorthWestern Corp.	377	15,909
Nu Skin Enterprises, Inc., Class A	132	11,040
NxStage Medical, Inc.(1)	442	5,728
Ocwen Financial Corp.(1)	252	12,000
Olin Corp.	294	7,174
Owens & Minor, Inc.	255	9,170
PDL BioPharma, Inc.	1,196	9,712
Piedmont Natural Gas Co., Inc.	304	10,503
Plantronics, Inc.	191	8,880
Platinum Underwriters Holdings, Ltd.	132	7,668
PNM Resources, Inc.	484	11,364
Portland General Electric Co.	361	11,444
Post Properties, Inc.	155	7,211
Primerica, Inc.	347	14,241
ProAssurance Corp.	232	12,419
RBC Bearings, Inc.(1)	97	5,321
Resolute Energy Corp.(1)	714	5,976
RLI Corp.	160	13,206
Rosetta Resources, Inc.(1)	134	6,112
Salix Pharmaceuticals, Ltd.(1)	80	5,912
Sanchez Energy Corp.(1)	218	5,156
Sanderson Farms, Inc.	190	13,422
Saul Centers, Inc.	131	5,945
Schweitzer-Mauduit International, Inc.	269	14,564
Seaboard Corp.	3	8,460
Seattle Genetics, Inc.(1)	340	13,777
SemGroup Corp., Class A	269	15,182
Sensient Technologies Corp.	197	8,670
Signature Bank(1)	123	11,261
Six Flags Entertainment Corp.	198	7,284
Snyders-Lance, Inc.	250	7,912
Solar Capital, Ltd.	330	7,270
SolarWinds, Inc.(1)	155	5,501
South Jersey Industries, Inc.	176	10,754
Southwest Gas Corp.	274	13,601
Sovran Self Storage, Inc.	123	8,499
Spirit Airlines, Inc.(1)	372	12,295
SS&C Technologies Holdings, Inc.(1)	240	8,587
Starwood Property Trust, Inc.	392	9,957
STERIS Corp.	177	7,969
Synaptics, Inc.(1)	211	8,440
Take-Two Interactive Software, Inc.(1)	473	8,292
Tanger Factory Outlet Centers	287	9,307

Security	Shares	Value

United States (continued)
Targa Resources Corp.	207	$14,111
Teledyne Technologies, Inc.(1)	189	15,152
Tennant Co.	189	9,752
TiVo, Inc.(1)	471	5,205
Tootsie Roll Industries, Inc.	229	7,754
TreeHouse Foods, Inc.(1)	151	10,719
Tyler Technologies, Inc.(1)	74	5,522
UIL Holdings Corp.	264	10,782
Ultimate Software Group, Inc.(1)	86	11,636
United Natural Foods, Inc.(1)	139	8,145
Universal Corp.	121	7,417
UNS Energy Corp.	236	12,001
ValueClick, Inc.(1)	302	7,381
Vector Group, Ltd.	836	13,919
ViaSat, Inc.(1)	101	6,746
Vitamin Shoppe, Inc.(1)	105	5,043
Volcano Corp.(1)	278	5,552
Watsco, Inc.	124	11,575
Weis Markets, Inc.	197	9,893
West Pharmaceutical Services, Inc.	143	10,548
Westamerica Bancorporation	216	10,366
Western Refining, Inc.	423	12,745
WGL Holdings, Inc.	239	10,987
Wolverine World Wide, Inc.	86	4,946
World Fuel Services Corp.	230	8,910

		$1,508,089

Total Common Stocks (identified cost $5,017,954)		$5,411,013

Equity-Linked Securities(4)(5) — 1.6%

Security	Maturity Date	Shares	Value

India — 1.6%
Apollo Hospitals Enterprises Ltd.	11/2/16	500	$7,693
Bajai Holdings and Investment, Ltd.	7/20/17	324	4,369
Britannia Industries, Ltd.	10/17/17	656	7,521
Castrol India, Ltd.	10/17/17	1,703	8,796
Eicher Motors, Ltd.	4/17/18	100	5,728
GlaxoSmithKline Consumer Healthcare	9/7/16	135	10,336
Marico, Ltd.	10/17/17	2,500	8,587
Petronet LNG, Ltd.	10/17/17	3,000	5,700
Piramal Enterprises, Ltd.	10/9/14	950	8,659
Shree Cement, Ltd.	7/20/17	125	8,928
Tata Chemicals Ltd.	6/30/16	939	3,981

12	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

India (continued)
Tata Communications, Ltd.	10/17/17	1,442	$3,490
United Phosphorus, Ltd.	7/20/17	2,617	5,470

Total Equity-Linked Securities (identified cost $103,184)			$89,258

Investment Funds — 0.0%(6)

Security	Shares	Value

Australia — 0.0%(6)
Australian Infrastructure Fund	1,502	$17

Total Investment Funds (identified cost $4,833)		$17

Short-Term Investments — 0.5%
Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$29	$28,936

Total Short-Term Investments (identified cost $28,936)		$28,936

Total Investments — 99.2% (identified cost $5,154,907)		$5,529,224

Other Assets, Less Liabilities — 0.8%		$42,432

Net Assets — 100.0%		$5,571,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
REIT	–	Real Estate Investment Trust

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $4,541 or 0.1% of the Fund’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $89,258 or 1.6% of the Fund’s net assets.

(5)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	30.5%	$1,697,481
Euro	15.3	851,398
Japanese Yen	8.7	484,606
British Pound Sterling	5.4	301,221
Hong Kong Dollar	4.1	233,011
Canadian Dollar	4.1	227,273
New Taiwan Dollar	3.0	164,636
South Korean Won	2.4	136,296
Malaysian Ringgit	2.3	125,295
Singapore Dollar	2.2	121,840
Swedish Krona	1.9	106,829
Australian Dollar	1.9	105,656
Swiss Franc	1.7	98,803
Thai Baht	1.7	94,906
South African Rand	1.6	88,628
Indonesian Rupiah	1.6	88,173
Chilean Peso	1.5	84,836
Mexican Peso	1.4	78,445
Norwegian Krone	1.4	76,919
Brazilian Real	1.3	74,518
Israeli Shekel	1.2	65,170
New Turkish Lira	1.1	63,226
New Zealand Dollar	1.1	59,879
Other currency, less than 1% each	1.8	100,179

Total Investments	99.2%	$5,529,224

13	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.2%	$901,696
Industrials	13.3	740,542
Consumer Discretionary	12.8	715,799
Health Care	11.1	618,022
Consumer Staples	10.3	574,793
Information Technology	9.9	553,891
Materials	8.7	481,807
Energy	7.9	441,111
Utilities	6.4	357,164
Telecommunication Services	2.1	115,446
Short-Term Investments	0.5	28,936
Investment Funds	0.0 (1)	17

Total Investments	99.2%	$5,529,224

(1)	Amount is less than 0.05%.

14	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2013
Unaffiliated investments, at value (identified cost, $5,125,971)	$5,500,288
Affiliated investment, at value (identified cost, $28,936)	28,936
Cash	281
Foreign currency, at value (identified cost, $16,719)	16,577
Dividends receivable	9,231
Interest receivable from affiliated investment	3
Receivable for investments sold	30,400
Tax reclaims receivable	1,355
Receivable from affiliates	19,943
Total assets	$5,607,014

Liabilities
Payable to affiliate:
Investment adviser and administration fee	$3,279
Accrued expenses	32,079
Total liabilities	$35,358
Net Assets	$5,571,656

Sources of Net Assets
Paid-in capital	$5,042,134
Accumulated net realized gain	64,712
Accumulated undistributed net investment income	90,644
Net unrealized appreciation	374,166
Net Assets	$5,571,656

Institutional Class
Net Assets	$5,571,656
Shares Outstanding	506,165
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.01

15	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2013
Dividends (net of foreign taxes, $9,390)	$88,005
Interest allocated from affiliated investment	12
Expenses allocated from affiliated investment	(1)
Total investment income	$88,016

Expenses
Investment adviser and administration fee	$18,803
Trustees’ fees and expenses	356
Custodian fee	37,622
Transfer and dividend disbursing agent fees	143
Legal and accounting services	15,548
Printing and postage	12,760
Registration fees	12,206
Miscellaneous	1,719
Total expenses	$99,157
Deduct —
Allocation of expenses to affiliates	$76,381
Total expense reductions	$76,381

Net expenses	$22,776

Net investment income	$65,240

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$56,552
Foreign currency transactions	(1,953)
Net realized gain	$54,599
Change in unrealized appreciation (depreciation) —
Investments	$176,119
Foreign currency	(158)
Net change in unrealized appreciation (depreciation)	$175,961

Net realized and unrealized gain	$230,560

Net increase in net assets from operations	$295,800

16	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2013 (Unaudited)	Period Ended January 31, 2013(1)
From operations —
Net investment income	$65,240	$3,031
Net realized gain from investment and foreign currency transactions, disposal of investments in violation of restrictions and net increase from payment by affiliate	54,599	9,268
Net change in unrealized appreciation (depreciation) from investments and foreign currency	175,961	198,205
Net increase in net assets from operations	$295,800	$210,504
Distributions to shareholders —
From net investment income	$—	$(2,000)
Total distributions to shareholders	$—	$(2,000)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$77,608	$5,000,000
Cost of shares redeemed	(10,256)	—
Net increase in net assets from Fund share transactions	$67,352	$5,000,000

Net increase in net assets	$363,152	$5,208,504

Net Assets
At beginning of period	$5,208,504	$—
At end of period	$5,571,656	$5,208,504

Accumulated undistributed net investment income included in net assets
At end of period	$90,644	$25,404

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

17	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Financial Highlights

	Institutional Class
	Six Months Ended July 31, 2013 (Unaudited)		Period Ended January 31, 2013(1)
Net asset value — Beginning of period	$10.420		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.130		$0.006
Net realized and unrealized gain	0.460		0.418

Total income from operations	$0.590		$0.424

Less Distributions
From net investment income	$—		$(0.004)

Total distributions	$—		$(0.004)

Net asset value — End of period	$11.010		$10.420

Total Return(3)	5.66	%(4)	4.24	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,572		$5,209
Ratios (as a percentage of average daily net assets):
Expenses	0.85	%(6)(7)	0.85	%(6)(7)
Net investment income	2.43	%(7)	0.52	%(7)
Portfolio Turnover	5	%(4)	13	%(4)

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.84% and 10.98% of average daily net assets for the six months ended July 31, 2013 and the period ended January 31, 2013, respectively). Absent this subsidy, total return would have been lower.

(7)	Annualized.

18	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 20, 2012. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Institutional Class (renamed from Class I effective March 1, 2013) shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

19

Parametric Global Small-Cap Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended July 31, 2013, the investment adviser and administration fee amounted to $18,803 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2014. Pursuant to this agreement, EVM and Parametric were allocated $76,381 in total of the Fund’s operating expenses for the six months ended July 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2013, EVM earned $12 in sub-transfer agent fees.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in

20

Parametric Global Small-Cap Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $983,070 and $874,096, respectively, for the six months ended July 31, 2013.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended July 31, 2013 (Unaudited)	Period Ended January 31, 2013(1)

Sales	7,114	500,000
Redemptions	(949)	—

Net increase	6,165	500,000

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

At July 31, 2013, an affiliate of EVM owned 99% of the value of the outstanding shares of the Fund.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,164,475
Gross unrealized appreciation	$643,134
Gross unrealized depreciation	(278,385)

Net unrealized appreciation	$364,749

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

21

Parametric Global Small-Cap Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$19,746	$1,598,034		$—	$1,617,780
Developed Europe	35,128	1,490,454		—	1,525,582
Developed Middle East	8,220	65,170		—	73,390
Emerging Europe	14,209	116,693		—	130,902
Latin America	237,799	—		—	237,799
Middle East/Africa	—	88,628		—	88,628
North America	1,736,932	—		—	1,736,932

Total Common Stocks	$2,052,034	$3,358,979	*	$—	$5,411,013

Equity-Linked Securities	$—	$89,258		$—	$89,258
Investment Funds	—	17		—	17
Short-Term Investments	—	28,936		—	28,936

Total Investments	$2,052,034	$3,477,190		$—	$5,529,224

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

22

Parametric Global Small-Cap Fund

July 31, 2013

Officers and Trustees

Officers of Parametric Global Small-Cap Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Global Small-Cap Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6603-9/13	PPAGSCSRC

Parametric International Equity Fund Semiannual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2013

Parametric International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Parametric International Equity Fund

July 31, 2013

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	3.22%	19.58%	—	6.09%
Institutional Class at NAV	04/01/2010	04/01/2010	3.30	19.83	—	6.35
MSCI EAFE Index	—	04/01/2010	4.11%	23.48%	1.05%	5.79%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.51%	1.25%
Net					1.05	0.80

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric International Equity Fund

July 31, 2013

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Nestle SA	1.9%
Linde AG	1.6
ENI SpA	1.5
SAP AG	1.5
Novo Nordisk A/S, Class B	1.3
ASML Holding NV	1.3
DBS Group Holdings, Ltd.	1.2
Anheuser-Busch InBev NV	1.2
Royal Dutch Shell PLC, Class B	1.1
Royal Dutch Shell PLC, Class A	1.1
Total	13.7%

See Endnotes and Additional Disclosures in this report.

3

Parametric International Equity Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/14. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric International Equity Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,032.20	$5.29	1.05%
Institutional Class	$1,000.00	$1,033.00	$4.03	0.80%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.60	$5.26	1.05%
Institutional Class	$1,000.00	$1,020.80	$4.01	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

5

Parametric International Equity Fund

July 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Australia — 5.8%
AGL Energy, Ltd.	10,720	$140,136
Amcor, Ltd.	49,351	469,008
APA Group	9,374	50,557
Australia and New Zealand Banking Group, Ltd.	8,787	234,768
BHP Billiton, Ltd.	5,224	163,327
CFS Retail Property Trust Group	15,090	27,796
Coca-Cola Amatil, Ltd.	7,751	89,463
Commonwealth Bank of Australia	5,968	397,800
Computershare, Ltd.	8,306	73,026
Crown, Ltd.	2,586	29,732
CSL, Ltd.	2,979	176,786
GPT Group	20,151	66,256
Harvey Norman Holdings, Ltd.	14,330	34,229
James Hardie Industries PLC CDI	3,613	30,011
Metcash, Ltd.	13,246	41,056
National Australia Bank, Ltd.	7,496	210,337
Newcrest Mining, Ltd.	1,217	13,405
Orica, Ltd.	8,309	134,996
Origin Energy, Ltd.	14,876	159,647
Rio Tinto, Ltd.	2,548	131,773
Shopping Centres Australasia Property Group	1,358	1,971
Tabcorp Holdings, Ltd.	11,542	33,902
Tatts Group, Ltd.	15,658	44,885
Telstra Corp., Ltd.	83,983	376,302
Transurban Group	37,219	226,688
Wesfarmers, Ltd.	1,376	50,152
Wesfarmers, Ltd., PPS	980	36,260
Westfield Group	2,673	26,959
Westpac Banking Corp.	6,289	174,462
Woodside Petroleum, Ltd.	2,457	82,967
Woolworths, Ltd.	5,674	169,917

		$3,898,574

Austria — 1.0%
Andritz AG	459	$24,807
Immofinanz AG(1)	10,901	44,646
OMV AG	7,683	339,886
Raiffeisen Bank International AG	4,244	128,803
Telekom Austria AG	5,922	41,139
Verbund AG	2,974	58,595
Vienna Insurance Group	836	43,172
Voestalpine AG	438	16,803

		$697,851

Security	Shares	Value

Belgium — 3.4%
Anheuser-Busch InBev NV	8,258	$794,100
Belgacom SA	9,413	230,401
Colruyt SA	3,783	215,725
Groupe Bruxelles Lambert SA	4,172	338,612
Mobistar SA	1,702	24,272
Solvay SA	1,554	210,651
Telenet Group Holding NV	2,730	132,040
UCB SA	3,316	190,937
Umicore SA	2,702	121,633

		$2,258,371

Denmark — 4.0%
A.P. Moller-Maersk A/S, Class A	18	$133,120
A.P. Moller-Maersk A/S, Class B	17	133,308
Carlsberg A/S, Class B	264	26,168
Coloplast A/S, Class B	8,560	500,049
Danske Bank A/S(1)	1,619	29,801
DSV A/S	8,305	217,646
Novo Nordisk A/S, Class B	5,092	863,939
Novozymes A/S, Class B	11,333	388,460
TDC A/S	9,435	82,582
Tryg A/S	1,718	155,721
William Demant Holding A/S(1)	1,217	107,179

		$2,637,973

Finland — 2.8%
Elisa Oyj	10,113	$217,763
Fortum Oyj	5,990	118,480
Kesko Oyj, Class B	1,144	35,980
Kone Oyj, Class B	6,096	454,019
Metso Oyj	760	26,775
Nokia Oyj(1)	41,727	164,965
Nokian Renkaat Oyj	679	30,157
Orion Oyj, Class B	6,382	156,223
Pohjola Bank PLC, Class A	2,795	48,411
Sampo Oyj	6,837	299,436
Stora Enso Oyj	9,903	73,466
UPM-Kymmene Oyj	1,270	14,139
Wartsila Oyj	4,279	193,982

		$1,833,796

France — 6.6%
ADP	2,010	$207,675
Air Liquide SA	5,035	668,404
Carrefour SA	2,340	71,692

6	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Christian Dior SA	476	$84,349
Dassault Systemes SA	2,386	313,653
Essilor International SA	2,373	265,579
Eutelsat Communications SA	4,071	113,782
GDF Suez	8,332	174,758
Iliad SA	305	71,959
Imerys SA	900	59,505
Kering SA	354	81,184
L’Oreal SA	908	152,209
Lagardere SCA	816	25,856
LVMH Moet Hennessy Louis Vuitton SA	3,092	562,835
Neopost SA	619	44,468
Pernod-Ricard SA	2,986	356,279
Safran SA	3,384	198,724
Sanofi	2,614	273,643
SES SA	2,302	67,756
Societe BIC SA	1,160	128,854
Sodexo	1,703	155,533
Suez Environnement Co. SA	3,119	44,253
Thales SA	1,044	53,762
Total SA	2,570	136,951
Unibail-Rodamco SE	173	42,033
Vivendi SA	623	13,321

		$4,369,017

Germany — 6.6%
Adidas AG	1,511	$168,424
Bayerische Motoren Werke AG	2,296	224,730
Bayerische Motoren Werke AG, PFC Shares	1,681	127,801
Beiersdorf AG	2,654	245,426
Continental AG	533	83,931
Deutsche Lufthansa AG(1)	4,066	81,482
Deutsche Post AG	7,780	217,560
Deutsche Telekom AG	9,603	116,772
Fraport AG	442	28,614
Fresenius Medical Care AG & Co. KGaA	438	27,657
Hannover Rueckversicherung AG	1,121	83,260
Henkel AG & Co. KGaA	1,387	114,941
Henkel AG & Co. KGaA, PFC Shares	2,359	230,590
Linde AG	5,526	1,064,488
Osram Licht AG(1)	284	11,070
Porsche Automobil Holding SE, PFC Shares	424	35,950
Salzgitter AG	938	34,918
SAP AG	13,652	1,000,301
Siemens AG	2,840	311,921

Security	Shares	Value

Germany (continued)
United Internet AG	5,328	$174,031
Volkswagen AG	164	37,268

		$4,421,135

Greece — 0.1%
OPAP SA	11,054	$99,205

		$99,205

Hong Kong — 4.7%
ASM Pacific Technology, Ltd.	3,100	$33,665
Bank of East Asia, Ltd.	39,600	148,444
BOC Hong Kong (Holdings), Ltd.	80,000	250,980
Cathay Pacific Airways, Ltd.	60,000	111,086
Cheung Kong Infrastructure Holdings, Ltd.	33,000	227,839
CLP Holdings, Ltd.	29,500	244,553
Hang Lung Group, Ltd.	7,000	36,081
Hang Seng Bank, Ltd.	33,500	511,962
Hong Kong & China Gas Co., Ltd.	137,759	352,577
Hopewell Holdings, Ltd.	23,500	74,464
Link REIT (The)	87,500	427,253
MTR Corp., Ltd.	50,000	185,904
PCCW, Ltd.	60,000	27,151
Power Assets Holdings, Ltd.	46,500	417,460
Wing Hang Bank, Ltd.	7,500	69,489

		$3,118,908

Ireland — 1.3%
CRH PLC	10,157	$213,549
Elan Corp. PLC(1)	10,818	165,433
Kerry Group PLC, Class A	8,151	499,174

		$878,156

Israel — 2.2%
Bank Hapoalim B.M.	40,714	$194,693
Bank Leumi Le-Israel B.M.(1)	40,741	136,688
Bezeq Israeli Telecommunication Corp., Ltd.	54,575	88,157
Delek Group, Ltd.	333	93,513
Elbit Systems, Ltd.	1,029	45,397
Israel Chemicals, Ltd.	9,083	72,430
Israel Corp., Ltd.(1)	135	63,289
Mellanox Technologies, Ltd.(1)	1,549	69,861
Mizrahi Tefahot Bank, Ltd.(1)	8,225	87,709
NICE Systems, Ltd.	4,354	168,524
Teva Pharmaceutical Industries, Ltd. ADR	11,938	473,939

		$1,494,200

7	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy — 4.2%
Atlantia SpA	5,458	$103,909
Autogrill SpA(1)	3,055	46,663
Enel Green Power SpA	87,086	193,847
Enel SpA	14,019	46,910
ENI SpA	45,706	1,009,514
Finmeccanica SpA(1)	12,888	67,426
Luxottica Group SpA	7,144	378,488
Pirelli & C. SpA	8,864	116,402
Saipem SpA	1,484	31,635
Snam Rete Gas SpA	76,133	359,809
Telecom Italia SpA	33,467	22,959
Telecom Italia SpA, PFC Shares	69,028	36,374
Tenaris SA	3,596	80,228
Terna Rete Elettrica Nazionale SpA	67,097	299,694

		$2,793,858

Japan — 11.9%
ABC-Mart, Inc.	1,100	$49,608
All Nippon Airways Co., Ltd.	61,000	125,613
Aozora Bank, Ltd.	12,000	37,070
Bank of Kyoto, Ltd. (The)	10,000	79,853
Bank of Yokohama, Ltd. (The)	43,000	235,670
Benesse Holdings, Inc.	900	31,037
Canon, Inc.	1,200	37,013
Chiba Bank, Ltd. (The)	20,000	138,370
Chugai Pharmaceutical Co., Ltd.	7,100	140,780
Chugoku Bank, Ltd. (The)	10,000	129,845
Daihatsu Motor Co., Ltd.	9,000	197,823
Dainippon Sumitomo Pharma Co., Ltd.	2,600	34,484
Electric Power Development Co., Ltd.	1,800	59,535
Gunma Bank, Ltd. (The)	20,000	113,067
Hachijuni Bank, Ltd. (The)	21,000	123,204
Hamamatsu Photonics K.K.	5,000	173,595
Hiroshima Bank, Ltd. (The)	22,000	91,447
Hoya Corp.	1,600	34,483
Isetan Mitsukoshi Holdings, Ltd.	5,000	68,956
ITOCHU Techno-Solutions Corp.	1,200	47,549
Iyo Bank, Ltd. (The)	10,000	95,387
Japan Airlines Co., Ltd.	3,200	169,700
Japan Real Estate Investment Corp.	6	63,271
Joyo Bank, Ltd. (The)	6,000	32,275
JX Holdings, Inc.	4,900	26,009
Kamigumi Co., Ltd.	14,000	116,042
Kansai Paint Co., Ltd.	10,000	129,562
Keikyu Corp.	7,000	58,404
Keio Corp.	23,000	161,830

Security	Shares	Value

Japan (continued)
Keyence Corp.	1,400	$456,482
Kintetsu Corp.	16,000	68,697
Kyowa Hakko Kirin Co., Ltd.	8,000	79,735
Lawson, Inc.	600	47,018
McDonald’s Holdings Co. (Japan), Ltd.	4,100	113,801
Miraca Holdings, Inc.	800	38,579
Mitsubishi Logistics Corp.	2,000	29,136
Mitsubishi Tanabe Pharma Corp.	4,700	63,312
Mizuho Financial Group, Inc.	10,600	22,046
NGK Spark Plug Co., Ltd.	8,000	158,706
Nippon Telegraph & Telephone Corp.	700	35,315
Nishi-Nippon City Bank, Ltd. (The)	19,000	48,970
Nitori Holdings Co., Ltd.	1,150	98,113
NTT DoCoMo, Inc.	406	618,370
Odakyu Electric Railway Co., Ltd.	20,000	189,855
Ono Pharmaceutical Co., Ltd.	3,600	230,733
Oracle Corp. Japan	800	31,163
Oriental Land Co., Ltd.	1,600	260,344
Osaka Gas Co., Ltd.	15,000	63,489
Rakuten, Inc.	22,500	303,355
Rinnai Corp.	1,700	124,469
Sankyo Co., Ltd.	1,500	66,238
Santen Pharmaceutical Co., Ltd.	2,800	121,985
Seven Bank, Ltd.	14,800	54,756
Shimamura Co., Ltd.	900	103,185
Shizuoka Bank, Ltd. (The)	26,000	281,170
Sumitomo Metal Mining Co., Ltd.	2,000	26,069
Suruga Bank, Ltd.	8,000	141,976
Suzuken Co., Ltd.	2,700	84,389
Sysmex Corp.	1,100	70,938
Taisho Pharmaceutical Holdings Co., Ltd.	700	47,681
Takashimaya Co., Ltd.	8,000	78,621
Takeda Pharmaceutical Co., Ltd.	600	26,756
Toho Gas Co., Ltd.	24,000	119,920
Tokyo Gas Co., Ltd.	18,000	98,944
TonenGeneral Sekiyu K.K.	13,000	125,720
Tsumura & Co.	2,000	56,970
Unicharm Corp.	4,100	218,266
USS Co., Ltd.	1,020	121,860
Yahoo! Japan Corp.	73	38,795
Yakult Honsha Co., Ltd.	900	41,928
Yamaguchi Financial Group, Inc.	3,000	28,556
Yamato Holdings Co., Ltd.	1,600	35,077
Yokogawa Electric Corp.	3,000	38,803

		$7,911,773

8	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands — 5.5%
Akzo Nobel NV	5,473	$333,666
ASML Holding NV	9,511	856,748
European Aeronautic Defence and Space Co. NV	4,015	240,438
Gemalto NV	328	34,350
Heineken Holding NV	1,536	96,352
Heineken NV	4,798	337,020
Koninklijke Ahold NV	28,798	474,442
Koninklijke DSM NV	6,509	457,446
Koninklijke Vopak NV	3,273	188,538
QIAGEN NV(1)	7,997	164,302
Reed Elsevier NV	7,995	153,162
Unilever NV	7,582	304,201

		$3,640,665

New Zealand — 0.6%
Auckland International Airport, Ltd.	54,928	$138,025
Chorus, Ltd.	19,155	41,308
Contact Energy, Ltd.	13,397	57,428
Fletcher Building, Ltd.	9,121	59,196
SKYCITY Entertainment Group, Ltd.	12,185	40,740
Telecom Corporation of New Zealand, Ltd.	24,205	43,533

		$380,230

Norway — 2.6%
Aker Solutions ASA	6,611	$99,626
Gjensidige Forsikring ASA	3,679	56,940
Norsk Hydro ASA	41,467	176,276
Orkla ASA	11,836	91,410
Seadrill, Ltd.	4,762	203,558
Statoil ASA	23,825	517,160
Telenor ASA	25,125	556,436
Yara International ASA	1,145	51,385

		$1,752,791

Portugal — 0.6%
EDP-Energias de Portugal SA	40,840	$145,190
Galp Energia SGPS SA, Class B	4,864	77,693
Jeronimo Martins SGPS SA	7,367	145,551
Portugal Telecom SGPS SA	12,313	46,979

		$415,413

Singapore — 4.6%
Ascendas Real Estate Investment Trust	88,000	$159,058
CapitaMall Trust	17,000	27,093

Security	Shares	Value

Singapore (continued)
ComfortDelGro Corp., Ltd.	28,000	$44,073
DBS Group Holdings, Ltd.	61,000	800,498
Oversea-Chinese Banking Corp., Ltd.	64,000	531,337
Singapore Airlines, Ltd.	27,000	214,661
Singapore Press Holdings, Ltd.	57,000	196,752
Singapore Technologies Engineering, Ltd.	29,000	97,657
Singapore Telecommunications, Ltd.	138,000	426,135
StarHub, Ltd.	29,000	100,379
United Overseas Bank, Ltd.	20,000	337,383
UOL Group, Ltd.	22,000	120,838

		$3,055,864

Spain — 4.8%
Abertis Infraestructuras SA	7,993	$148,421
Acerinox SA	10,015	102,652
ACS Actividades de Construccion y Servicios SA	1,486	42,789
Amadeus IT Holding SA, Class A	7,654	263,239
CaixaBank SA	35,310	130,243
Distribuidora Internacional de Alimentacion SA	4,617	38,207
Enagas	9,894	244,494
Ferrovial SA	17,708	302,099
Grifols SA	4,142	174,934
Iberdrola SA	12,720	70,388
Indra Sistemas SA	3,869	52,436
Industria de Diseno Textil SA	4,665	622,706
International Consolidated Airlines Group SA(1)	23,405	103,816
Red Electrica Corp. SA	3,386	188,812
Repsol SA	8,521	204,224
Telefonica SA(1)	24,676	352,674
Zardoya Otis SA	11,076	161,378

		$3,203,512

Sweden — 5.3%
Atlas Copco AB, Class A	2,400	$62,606
Boliden AB	2,812	39,706
Elekta AB, Class B	5,377	92,079
Getinge AB, Class B	2,651	98,035
Hennes & Mauritz AB, Class B	11,566	432,239
Holmen AB, Class B	4,514	130,974
Investor AB, Class B	8,721	261,849
Lundin Petroleum AB(1)	1,406	30,877
Millicom International Cellular SA SDR	2,048	163,999
Nordea Bank AB	38,385	486,550
Scania AB, Class B	2,903	60,565
Skandinaviska Enskilda Banken AB, Class A	23,042	254,347

9	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
Skanska AB, Class B	10,263	$193,655
SKF AB, Class B	2,576	71,497
Svenska Cellulosa AB, Class B	3,039	80,390
Swedbank AB, Class A	10,085	243,102
Tele2 AB, Class B	12,006	153,895
Telefonaktiebolaget LM Ericsson, Class B	7,673	90,697
TeliaSonera AB	82,970	600,107

		$3,547,169

Switzerland — 7.1%
Actelion, Ltd.(1)	3,472	$230,738
Adecco SA(1)	2,725	173,254
Baloise Holding AG	572	62,099
Coca-Cola HBC AG(1)	3,384	87,717
Geberit AG	169	45,340
Givaudan SA(1)	98	136,401
Lonza Group AG(1)	465	35,790
Nestle SA	18,457	1,249,218
Novartis AG	8,262	593,928
Roche Holding AG PC	2,475	609,070
Schindler Holding AG	1,195	166,616
Schindler Holding AG PC	317	45,358
Sonova Holding AG(1)	1,727	190,601
Sulzer AG	246	36,765
Swatch Group, Ltd. (The), Bearer Shares	416	247,209
Swiss Reinsurance Co., Ltd.	5,074	404,560
Swisscom AG	639	285,660
Zurich Insurance Group AG(1)	573	154,348

		$4,754,672

United Kingdom — 13.5%
Aberdeen Asset Management PLC	9,038	$52,899
Associated British Foods PLC	4,328	128,034
AstraZeneca PLC	11,828	599,984
BAE Systems PLC	7,319	49,636
Barclays PLC	73,052	319,163
BHP Billiton PLC	2,710	77,572
BP PLC	65,724	454,076
Bunzl PLC	1,959	42,051
Burberry Group PLC	10,003	233,177
Centrica PLC	77,594	461,311
Compass Group PLC	11,392	155,750
Croda International PLC	1,608	61,415
Diageo PLC	18,102	567,295
Experian PLC	5,603	105,062

Security	Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC	5,112	$130,783
Imperial Tobacco Group PLC	657	22,052
Kingfisher PLC	14,107	85,347
Marks & Spencer Group PLC	12,269	89,715
National Grid PLC	11,740	140,309
Next PLC	5,527	419,499
Prudential PLC	3,606	64,042
Randgold Resources, Ltd.	1,286	94,748
Reckitt Benckiser Group PLC	577	41,077
Reed Elsevier PLC	5,162	66,816
Rexam PLC	28,816	215,549
Rolls-Royce Holdings PLC(1)	12,516	223,149
Rolls-Royce Holdings PLC, PFC Shares(1)	1,489,404	2,266
Royal Dutch Shell PLC, Class A	21,352	728,555
Royal Dutch Shell PLC, Class B	21,459	759,013
Sage Group PLC (The)	41,976	223,753
Schroders PLC	893	33,256
Serco Group PLC	16,187	154,787
Severn Trent PLC	2,391	64,399
Shire PLC	9,039	329,756
SSE PLC	3,277	78,450
Subsea 7 SA	6,929	131,777
Tesco PLC	59,778	334,155
Tullow Oil PLC	13,944	220,576
Unilever PLC	988	40,121
United Utilities Group PLC	2,810	30,820
Vodafone Group PLC	147,109	440,602
Whitbread PLC	3,750	184,431
WM Morrison Supermarkets PLC	81,469	358,585

		$9,015,813

Total Common Stocks (identified cost $55,529,499)		$66,178,946

Rights(1) — 0.0%(2)

Security	Shares	Value

CaixaBank SA, Exp. 8/19/13	35,310	$2,490

Total Rights (identified cost $2,342)		$2,490

10	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$415	$415,137

Total Short-Term Investments (identified cost $415,137)		$415,137

Total Investments — 99.8% (identified cost $55,946,978)		$66,596,573

Other Assets, Less Liabilities — 0.2%		$114,234

Net Assets — 100.0%		$66,710,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
PPS	–	Partially Protected Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	36.9%	$24,613,469
British Pound Sterling	13.4	8,971,753
Japanese Yen	11.9	7,911,773
Swiss Franc	7.0	4,666,955
Australian Dollar	5.8	3,898,574
Swedish Krona	5.3	3,547,169
Hong Kong Dollar	4.7	3,118,908
Singapore Dollar	4.6	3,055,864
Danish Krone	4.0	2,637,973
Norwegian Krone	2.8	1,884,568
Israeli Shekel	1.5	1,020,261
United States Dollar	1.3	889,076
New Zealand Dollar	0.6	380,230

Total Investments	99.8%	$66,596,573

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.6%	$10,436,571
Health Care	11.8	7,836,166
Consumer Staples	11.7	7,832,171
Consumer Discretionary	11.1	7,418,761
Industrials	11.0	7,307,049
Materials	8.5	5,648,412
Energy	8.3	5,513,205
Telecommunication Services	7.8	5,214,544
Utilities	6.8	4,552,957
Information Technology	6.6	4,421,600
Short-Term Investments	0.6	415,137

Total Investments	99.8%	$66,596,573

11	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2013
Unaffiliated investments, at value (identified cost, $55,531,841)	$66,181,436
Affiliated investment, at value (identified cost, $415,137)	415,137
Foreign currency, at value (identified cost, $76,433)	77,992
Dividends receivable	57,704
Interest receivable from affiliated investment	48
Receivable for investments sold	1,182
Receivable for Fund shares sold	37,957
Tax reclaims receivable	76,137
Receivable from affiliates	18,446
Total assets	$66,866,039

Liabilities
Payable for Fund shares redeemed	$55,159
Payable to affiliates:
Investment adviser and administration fee	41,469
Distribution and service fees	1,815
Accrued expenses	56,789
Total liabilities	$155,232
Net Assets	$66,710,807

Sources of Net Assets
Paid-in capital	$60,717,051
Accumulated net realized loss	(5,508,863)
Accumulated undistributed net investment income	851,923
Net unrealized appreciation	10,650,696
Total	$66,710,807

Investor Class Shares
Net Assets	$9,011,444
Shares Outstanding	781,062
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.54

Institutional Class Shares
Net Assets	$57,699,363
Shares Outstanding	4,984,910
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.57

12	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2013
Dividends (net of foreign taxes, $164,133)	$1,415,500
Interest allocated from affiliated investment	238
Expenses allocated from affiliated investment	(29)
Total investment income	$1,415,709

Expenses
Investment adviser and administration fee	$236,137
Distribution and service fees
Investor Class	9,616
Class C	563
Trustees’ fees and expenses	1,481
Custodian fee	53,818
Transfer and dividend disbursing agent fees	10,902
Legal and accounting services	21,102
Printing and postage	9,743
Registration fees	27,769
Miscellaneous	9,101
Total expenses	$380,232
Deduct —
Allocation of expenses to affiliates	$118,639
Total expense reductions	$118,639

Net expenses	$261,593

Net investment income	$1,154,116

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(63,459)
Investment transactions allocated from affiliated investment	6
Foreign currency transactions	(7,447)
Net realized loss	$(70,900)
Change in unrealized appreciation (depreciation) —
Investments	$1,024,998
Foreign currency	360
Net change in unrealized appreciation (depreciation)	$1,025,358

Net realized and unrealized gain	$954,458

Net increase in net assets from operations	$2,108,574

13	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013
From operations —
Net investment income	$1,154,116	$1,331,543
Net realized loss from investment and foreign currency transactions	(70,900)	(2,089,611)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,025,358	9,402,447
Net increase in net assets from operations	$2,108,574	$8,644,379
Distributions to shareholders —
From net investment income
Investor Class	$—	$(159,997)
Class C	—	(8,524)
Institutional Class	—	(1,417,505)
Total distributions to shareholders	$—	$(1,586,026)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$2,650,906	$6,166,012
Class C	70,326	242,466
Institutional Class	5,389,410	15,252,640
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	159,076
Class C	—	8,293
Institutional Class	—	433,419
Cost of shares redeemed
Investor Class	(1,468,389)	(12,844,202)
Class C	(60)	(104,225)
Institutional Class	(3,683,420)	(13,202,800)
Net asset value of shares merged*
Investor Class	519,171	—
Class C	(519,171)	—
Net increase (decrease) in net assets from Fund share transactions	$2,958,773	$(3,889,321)

Net increase in net assets	$5,067,347	$3,169,032

Net Assets
At beginning of period	$61,643,460	$58,474,428
At end of period	$66,710,807	$61,643,460

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$851,923	$(302,193)

*	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

14	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$11.180		$9.850	$10.960	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.191		$0.227	$0.172	$(0.020)
Net realized and unrealized gain (loss)	0.169		1.370	(1.073)	1.058

Total income (loss) from operations	$0.360		$1.597	$(0.901)	$1.038

Less Distributions
From net investment income	$—		$(0.267)	$(0.209)	$(0.078)

Total distributions	$—		$(0.267)	$(0.209)	$(0.078)

Redemption fees(2)(3)	$—		$—	$—	$0.000	(4)

Net asset value — End of period	$11.540		$11.180	$9.850	$10.960

Total Return(5)	3.22	%(6)	16.32%	(8.11)%	10.39	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,011		$7,038	$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.05	%(9)	1.29%	1.50%	1.50	%(9)
Net investment income (loss)	3.41	%(9)	2.22%	1.68%	(0.22	)%(9)
Portfolio Turnover	10	%(6)	44%	60%	15	%(6)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.38%, 0.29%, 0.25% and 0.72% of average daily net assets for the six months ended July 31,2013, the years ended January 31, 2013 and 2012 and the period ended January 31, 2011, respectively).

(9)	Annualized.

15	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$11.200		$9.880	$10.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.209		$0.252	$0.239	$0.102
Net realized and unrealized gain (loss)	0.161		1.375	(1.104)	0.950

Total income (loss) from operations	$0.370		$1.627	$(0.865)	$1.052

Less Distributions
From net investment income	$—		$(0.307)	$(0.225)	$(0.082)

Total distributions	$—		$(0.307)	$(0.225)	$(0.082)

Redemption fees(2)(3)	$—		$—	$—	$0.000	(4)

Net asset value — End of period	$11.570		$11.200	$9.880	$10.970

Total Return(5)	3.30	%(6)	16.59%	(7.76)%	10.54	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,699		$54,167	$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	0.80	%(9)	1.02%	1.25%	1.25	%(9)
Net investment income	3.70	%(9)	2.45%	2.28%	1.20	%(9)
Portfolio Turnover	10	%(6)	44%	60%	15	%(6)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.38%, 0.30%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2013, the years ended January 31, 2013 and 2012 and the period ended January 31, 2011, respectively).

(9)	Annualized.

16	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (formerly, Eaton Vance Parametric Structured International Equity Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 5.75% imposed at time of purchase. The Fund previously offered Class C shares. At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

17

Parametric International Equity Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 and deferred capital losses of $5,327,635 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2019. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

18

Parametric International Equity Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2013, the investment adviser and administration fee amounted to $236,137 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05% and 0.80% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively, and prior to the close of business on March 15, 2013, 1.80% of the Fund’s average daily net assets for Class C. This agreement may be changed or terminated after May 31, 2014. Pursuant to this agreement, EVM and Parametric were allocated $118,639 in total of the Fund’s operating expenses for the six months ended July 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2013, EVM earned $592 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $194 as its portion of the sales charge on sales of Investor Class shares for the six months ended July 31, 2013. EVD also received distribution and services fees from Investor Class and Class C (prior to the close of business on March 15, 2013) (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2013 amounted to $9,616 for Investor Class shares.

Prior to the close of business on March 15, 2013, the Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2013, the Fund paid or accrued to EVD $422 for Class C shares.

Pursuant to the Class C Plan (prior to the close of business on March 15, 2013), the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2013 amounted to $141 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Prior to the close of business on March 15, 2013, a contingent deferred sales charge (CDSC) of 1% generally was imposed on redemptions of Class C shares made within one year of purchase. Class C shares that were merged into Investor Class shares continue to be subject to the Class C CDSC. Prior to March 1, 2013, Investor Class shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which had been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2013, the Fund was informed that EVD received no CDSCs paid by Investor Class and Class C shareholders.

19

Parametric International Equity Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,247,370 and $6,478,471, respectively, for the six months ended July 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	235,562	609,678
Issued to shareholders electing to receive payments of distributions in Fund shares	—	14,798
Redemptions	(129,527)	(1,239,459)
Merger from Class C shares	45,498	—

Net increase (decrease)	151,533	(614,983)

Class C	Six Months Ended July 31, 2013 (Unaudited)(1)	Year Ended January 31, 2013

Sales	6,372	23,268
Issued to shareholders electing to receive payments of distributions in Fund shares	—	778
Redemptions	(5)	(10,360)
Merger to Investor Class shares	(45,969)	—

Net increase (decrease)	(39,602)	13,686

Institutional Class	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	475,521	1,468,321
Issued to shareholders electing to receive payments of distributions in Fund shares	—	40,243
Redemptions	(326,169)	(1,325,254)

Net increase	149,352	183,310

(1)	Offering of Class C shares was discontinued during the six months ended July 31, 2013 (see Note 1).

At July 31, 2013, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned 29.9% and 15.0%, respectively, of the value of the outstanding shares of the Fund.

20

Parametric International Equity Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,317,521

Gross unrealized appreciation	$11,818,110
Gross unrealized depreciation	(1,539,058)

Net unrealized appreciation	$10,279,052

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2013.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Parametric International Equity Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$18,365,349		$—	$18,365,349
Developed Europe	37,238	46,282,159		—	46,319,397
Developed Middle East	473,939	1,020,261		—	1,494,200
Total Common Stocks	$511,177	$65,667,769	*	$—	$66,178,946

Rights	$2,490	$—		$—	$2,490
Short-Term Investments	—	415,137		—	415,137
Total Investments	$513,667	$66,082,906		$—	$66,596,573

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2013, the value of investments transferred between Level 1 to Level 2 during the six months then ended was not significant.

12  Name Change

Effective March 1, 2013, the name of the Parametric International Equity Fund was changed from Eaton Vance Parametric Structured International Equity Fund.

22

Parametric International Equity Fund

July 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Parametric International Equity Fund

July 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric International Equity Fund (formerly Eaton Vance Parametric Structured International Equity Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Parametric International Equity Fund

July 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

25

Parametric International Equity Fund

July 31, 2013

Officers and Trustees

Officers of Parametric International Equity Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric International Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4736-9/13	SIESRC

Parametric Emerging Markets Fund Semiannual Report July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2013

Parametric Emerging Markets Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	38

Officers and Trustees	41

Important Notices	42

Parametric Emerging Markets Fund

July 31, 2013

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	06/30/2006	06/30/2006	–6.88%	6.54%	0.57%	6.01%
Class C at NAV	06/30/2006	06/30/2006	–7.20	5.73	–0.17	5.21
Class C with 1% Maximum Sales Charge	—	—	–8.13	4.73	–0.17	5.21
Institutional Class at NAV	06/30/2006	06/30/2006	–6.79	6.80	0.84	6.27
MSCI Emerging Markets Index	—	06/30/2006	–9.87%	1.95%	0.55%	5.89%

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
				1.42%	2.16%	1.16%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Emerging Markets Fund

July 31, 2013

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

MTN Group, Ltd.	1.1%
Samsung Electronics Co., Ltd.	1.1
China Mobile, Ltd.	0.9
OAO Gazprom ADR	0.8
America Movil SAB de CV, Series L	0.7
Taiwan Semiconductor Manufacturing Co., Ltd.	0.6
Tencent Holdings, Ltd.	0.6
Naspers, Ltd., Class N	0.6
Infosys, Ltd.	0.6
Sberbank of Russia	0.6
Total	7.6%

See Endnotes and Additional Disclosures in this report.

3

Parametric Emerging Markets Fund

July 31, 2013

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Emerging Markets Fund

July 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period* (2/1/13 – 7/31/13)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$931.20	$6.66	1.39%
Class C	$1,000.00	$928.00	$10.23	2.14%
Institutional Class	$1,000.00	$932.10	$5.46	1.14%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.90	$6.95	1.39%
Class C	$1,000.00	$1,014.20	$10.69	2.14%
Institutional Class	$1,000.00	$1,019.10	$5.71	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2013.

5

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value

Argentina — 0.8%
Adecoagro SA(1)	77,700	$508,935
Arcos Dorados Holdings, Inc., Class A	341,000	4,112,460
Banco Macro SA, Class B ADR(1)	129,587	1,950,284
BBVA Banco Frances SA ADR(1)	231,888	939,147
Cresud SA ADR	278,630	2,073,007
Grupo Financiero Galicia SA, Class B ADR	322,600	1,751,718
IRSA Inversiones y Representaciones SA ADR	61,510	478,548
MercadoLibre, Inc.	69,300	8,137,899
Pampa Energia SA ADR(1)	188,600	629,924
Petrobras Energia SA ADR	750,308	3,121,281
Telecom Argentina SA ADR(1)	477,251	7,731,466

		$31,434,669

Bangladesh — 0.3%
Aftab Automobiles, Ltd.(1)	256,900	$359,707
Bangladesh Export Import Co., Ltd.(1)	2,411,100	1,072,736
Beximco Pharmaceuticals, Ltd.(1)	448,850	267,164
BSRM Steels, Ltd.	1,044,000	953,672
City Bank, Ltd. (The)(1)	1,231,400	292,791
Grameenphone, Ltd.	354,200	842,544
Islami Bank Bangladesh, Ltd.	1,971,400	913,319
Khulna Power Co., Ltd.	466,200	313,801
Lankabangla Finance, Ltd.(1)	1,242,500	817,334
Malek Spinning Mills, Ltd.(1)	897,500	313,078
National Bank, Ltd.	5,239,800	848,856
People’s Leasing and Financial Services, Ltd.(1)	1,390,000	414,501
Pubali Bank, Ltd.	694,050	285,442
Social Islami Bank, Ltd.	1,902,500	305,716
Square Pharmaceuticals, Ltd.	462,250	1,258,761
Summit Power, Ltd.(1)	608,000	273,583
Titas Gas Transmission & Distribution Co., Ltd.	1,160,000	1,267,786
United Airways Bangladesh, Ltd.(1)	2,353,500	595,380
United Commercial Bank, Ltd.	1,544,750	373,378

		$11,769,549

Botswana — 0.2%
Barclays Bank of Botswana	1,137,465	$845,335
Botswana Insurance Holdings Ltd.	575,111	696,525
First National Bank of Botswana	5,567,200	2,314,792
Letshego Holdings, Ltd.	12,485,691	3,293,811
Sechaba Breweries Ltd.	905,550	1,831,215
Standard Chartered Bank Botswana	531,120	716,708

		$9,698,386

Security	Shares	Value

Brazil — 6.3%
AES Tiete SA, PFC Shares	189,400	$1,872,124
All America Latina Logistica SA (Units)	603,600	2,333,597
Anhanguera Educacional Participacoes SA	307,100	1,861,702
B2W Companhia Global do Varejo(1)	176,170	818,551
Banco Bradesco SA ADR, PFC Shares	67,291	822,296
Banco Bradesco SA, PFC Shares	1,193,731	14,494,202
Banco do Brasil SA	561,098	5,575,686
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	1,101,574
Banco Santander Brasil SA	533,700	3,183,929
BM&F Bovespa SA	962,351	5,188,558
BR Malls Participacoes SA	296,000	2,623,499
BR Properties SA	153,300	1,270,024
Bradespar SA, PFC Shares	121,000	1,188,068
Braskem SA, PFC Shares	89,760	691,687
BRF-Brasil Foods SA	338,540	7,211,977
BRF-Brasil Foods SA ADR	19,900	426,457
Brookfield Incorporacoes SA(1)	842,100	612,745
Centrais Eletricas Brasileiras SA	471,100	1,718,085
CETIP SA - Mercados Organizados	173,900	1,753,216
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	2,797,445
Cia de Bebidas das Americas ADR, PFC Shares	28,352	1,071,139
Cia de Bebidas das Americas, PFC Shares	431,690	16,275,301
Cia de Concessoes Rodoviarias SA (CCR)	953,100	7,478,243
Cia de Saneamento Basico do Estado de Sao Paulo	393,660	4,037,804
Cia de Saneamento de Minas Gerais-COPASA	72,900	1,156,443
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	49,290	732,431
Cia Energetica de Minas Gerais SA ADR	64,440	596,714
Cia Energetica de Minas Gerais SA, PFC Shares	530,611	4,851,752
Cia Energetica de Sao Paulo, PFC Shares	228,700	2,013,976
Cia Hering	102,400	1,373,503
Cia Paranaense de Energia-Copel, PFC Shares	123,300	1,511,153
Cia Siderurgica Nacional SA	365,800	1,053,458
Cielo SA	402,999	9,934,760
Contax Participacoes SA, PFC Shares	121,500	167,763
Cosan SA Industria e Comercio	53,700	1,018,284
CPFL Energia SA	242,100	2,240,222
Cyrela Brazil Realty SA	221,300	1,580,195
Diagnosticos da America SA	215,900	1,130,912
Duratex SA	102,326	585,784
EcoRodovias Infraestrutura e Logistica SA	174,100	1,224,847
EDP-Energias do Brasil SA	313,400	1,622,396
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	563,984
Embraer SA	418,300	3,557,113
Embraer SA ADR	85,948	2,919,654

6	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Estacio Participacoes SA	167,700	$1,295,230
Fibria Celulose SA(1)	111,757	1,244,275
Gafisa SA(1)	632,800	765,568
Gerdau SA, PFC Shares	428,500	2,740,402
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	699,270
Hypermarcas SA	267,800	1,938,053
Iochpe-Maxion SA	115,700	1,272,961
Itau Unibanco Holding SA ADR, PFC Shares	78,727	1,003,769
Itau Unibanco Holding SA, PFC Shares	1,093,590	13,968,577
Itausa-Investimentos Itau SA, PFC Shares	2,081,181	7,635,604
JBS SA	583,825	1,630,160
Klabin SA, PFC Shares	260,000	1,262,761
Light SA	132,200	1,025,682
LLX Logistica SA(1)	1,596,000	671,602
Localiza Rent a Car SA	157,980	2,250,575
Lojas Americanas SA, PFC Shares	340,423	2,374,090
Lojas Renner SA	78,300	2,073,036
Marcopolo SA, PFC Shares	475,100	2,696,888
Marfrig Frigorificos e Comercio de Alimentos SA(1)	287,155	907,527
Metalurgica Gerdau SA, PFC Shares	148,000	1,182,651
MMX Mineracao e Metalicos SA(1)	830,800	600,881
MPX Energia SA(1)	300,500	915,456
MRV Engenharia e Participacoes SA	338,300	962,398
Natura Cosmeticos SA	120,900	2,435,117
OGX Petroleo e Gas Participacoes SA(1)	1,965,400	568,595
Oi SA ADR	190,200	351,870
Oi SA, PFC Shares	1,257,857	2,310,220
PDG Realty SA Empreendimentos e Participacoes(1)	1,224,600	987,689
Petroleo Brasileiro SA	43,200	291,238
Petroleo Brasileiro SA ADR	71,900	1,031,046
Petroleo Brasileiro SA, PFC Shares	3,018,600	21,554,340
Randon Participacoes SA, PFC Shares	242,800	1,254,789
Rossi Residencial SA(1)	716,100	834,956
Souza Cruz SA	228,000	2,746,374
Suzano Papel e Celulose SA	437,425	1,491,734
Telefonica Brasil SA, PFC Shares	304,426	6,446,543
Tim Participacoes SA	851,027	3,163,350
Totvs SA	191,090	3,015,425
Tractebel Energia SA	154,500	2,465,119
Ultrapar Participacoes SA	184,384	4,376,529
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	283,250	1,081,424
Vale SA	34,400	467,744
Vale SA ADR	65,300	895,916
Vale SA, PFC Shares	1,468,440	18,119,353
Weg SA	214,700	2,635,106

		$255,885,146

Security	Shares	Value

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$375,775
Chimimport AD(1)	329,922	295,374
Corporate Commercial Bank AD(1)	10,400	597,340
MonBat AD	60,235	283,387
Petrol AD(1)	102,500	298,677
Sopharma AD	354,600	805,413

		$2,655,966

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA	346,200	$2,021,212
AES Gener SA	3,010,000	1,962,343
Aguas Andinas SA, Series A	3,899,500	2,731,964
Almendral SA	2,512,600	310,499
Antarchile SA, Series A	173,104	2,459,199
Banco de Chile	50,509,880	7,205,165
Banco de Chile ADR	7,286	626,669
Banco de Credito e Inversiones	77,574	4,234,603
Banco Santander Chile SA	119,001,110	6,658,133
Banmedica SA	484,730	943,330
Besalco SA	1,019,500	1,240,026
Cap SA	120,912	2,164,580
Cencosud SA	1,483,631	6,741,809
CFR Pharmaceuticals SA	4,417,100	962,762
Cia Cervecerias Unidas SA	166,590	2,251,567
Cia General de Electricidad SA	368,219	2,221,639
Cia Sud Americana de Vapores SA(1)	3,305,599	176,908
Colbun SA	9,412,410	2,427,059
Corpbanca SA	358,531,770	3,558,455
E.CL SA	693,400	1,072,790
Embotelladora Andina SA, Class B, PFC Shares	315,241	1,656,419
Empresa Nacional de Electricidad SA	3,985,163	5,258,228
Empresas CMPC SA	1,993,020	5,817,904
Empresas Copec SA	764,476	9,923,236
Empresas La Polar SA(1)	1,713,400	406,801
Enersis SA	25,224,721	7,601,534
ENTEL SA	134,000	2,213,992
Grupo Security SA	1,737,289	622,057
Inversiones Aguas Metropolitanas SA	614,900	1,161,950
Inversiones La Construccion SA	54,000	696,215
Latam Airlines Group SA	362,395	4,881,066
Latam Airlines Group SA BDR	28,260	375,338
Madeco SA	5,047,652	155,207
Molibdenos y Metales SA	65,700	1,048,438
Parque Arauco SA	1,208,000	2,581,032
Quinenco SA	190,344	472,702

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Ripley Corp. SA	1,255,600	$951,749
S.A.C.I. Falabella SA	1,243,800	12,707,891
Salfacorp SA	1,537,800	1,514,307
Sigdo Koppers SA	1,000,231	1,732,423
Sociedad de Inversiones Pampa Calichera SA, Class A	219,730	196,703
Sociedad Matriz SAAM SA	6,242,812	550,354
Sociedad Quimica y Minera de Chile SA, Series B	179,740	5,176,904
Socovesa SA	1,443,206	421,292
Sonda SA	1,526,200	3,977,001
Vina Concha y Toro SA	727,222	1,316,175

		$125,387,630

China — 9.8%
Agile Property Holdings, Ltd.	792,000	$831,400
Agricultural Bank of China, Ltd., Class H	8,901,000	3,598,788
Air China, Ltd., Class H	2,310,000	1,562,461
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,037,729
Angang Steel Co., Ltd., Class H(1)	1,226,000	672,447
Anhui Conch Cement Co., Ltd., Class H	906,500	2,672,949
Anta Sports Products, Ltd.	1,021,000	1,148,459
AsiaInfo-Linkage, Inc.(1)	72,600	845,790
Baidu, Inc. ADR(1)	139,600	18,470,476
Bank of China, Ltd., Class H	25,792,000	10,766,045
Bank of Communications, Ltd., Class H	3,583,900	2,330,964
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	971,705
Beijing Enterprises Holdings, Ltd.	309,500	2,060,312
Belle International Holdings, Ltd.	1,079,000	1,555,874
BYD Co., Ltd., Class H(1)	607,200	2,370,266
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	962,049
China Bluechemical, Ltd., Class H	1,270,000	585,808
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,019,724
China Coal Energy Co., Class H	3,400,000	1,813,117
China Communications Construction Co., Ltd., Class H	2,930,000	2,237,494
China Communications Services Corp., Ltd., Class H	2,540,000	1,660,133
China Construction Bank Corp., Class H	29,638,630	22,098,569
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,110,777
China Dongxiang (Group) Co., Ltd.	4,257,000	762,153
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	343,352
China Everbright International, Ltd.	1,986,000	1,808,215
China Everbright, Ltd.	536,000	759,129
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	984,014
China International Marine Containers Co., Ltd., Class B	482,672	783,311
China Life Insurance Co., Ltd., Class H	2,896,000	6,939,148
China Longyuan Power Group Corp., Class H	2,266,000	2,389,088

Security	Shares	Value

China (continued)
China Mengniu Dairy Co., Ltd.	960,000	$3,853,342
China Merchants Bank Co., Ltd., Class H	1,723,524	2,889,853
China Merchants Holdings (International) Co., Ltd.	710,035	2,217,114
China Minsheng Banking Corp., Ltd., Class H	2,172,700	2,196,744
China Mobile, Ltd.	3,333,500	35,418,634
China National Building Material Co., Ltd., Class H	2,124,000	1,914,168
China Oilfield Services, Ltd., Class H	1,090,000	2,467,683
China Overseas Land & Investment, Ltd.	1,530,160	4,394,708
China Pacific Insurance (Group) Co., Ltd., Class H	848,000	2,834,703
China Petroleum & Chemical Corp., Class H	14,806,300	10,997,063
China Pharmaceutical Group, Ltd.	1,402,000	736,879
China Railway Construction Corp., Class H	1,592,000	1,616,119
China Railway Group, Ltd., Class H	3,177,000	1,702,648
China Resources Enterprise, Ltd.	842,000	2,593,821
China Resources Gas Group, Ltd.	642,000	1,603,581
China Resources Land, Ltd.	784,000	2,151,218
China Resources Power Holdings Co., Ltd.	1,365,600	3,181,307
China Shenhua Energy Co., Ltd., Class H	2,164,500	6,247,591
China Shineway Pharmaceutical Group, Ltd.	381,000	623,421
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,029,095
China Shipping Development Co., Ltd., Class H(1)	1,702,000	738,297
China Southern Airlines Co., Ltd., Class H	2,700,000	990,692
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	791,864
China Telecom Corp., Ltd., Class H	10,096,000	5,014,016
China Travel International Investment Hong Kong, Ltd.	4,692,000	858,605
China Unicom (Hong Kong), Ltd.	3,210,372	4,740,780
China Vanke Co., Ltd., Class B	667,820	1,210,448
China Yurun Food Group, Ltd.(1)	1,776,000	1,241,889
China Zhongwang Holdings, Ltd.(1)	464,000	132,741
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,246,558
Citic Pacific, Ltd.	1,152,000	1,254,138
CNOOC, Ltd.	9,135,000	16,486,353
Cosco Pacific, Ltd.	1,516,000	2,123,805
Country Garden Holdings Co.	3,294,631	1,862,013
Ctrip.com International, Ltd. ADR(1)	252,800	9,260,064
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,530,326
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,629,639
Golden Eagle Retail Group, Ltd.	739,000	1,085,571
Great Wall Motor Co., Ltd., Class H	862,500	4,031,002
Guangdong Investment, Ltd.	2,022,000	1,634,398
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,835,601
Guangzhou R&F Properties Co., Ltd., Class H	682,000	1,056,297
Hengan International Group Co., Ltd.	149,500	1,645,119
Hengdeli Holdings, Ltd.	2,681,800	690,936
Hidili Industry International Development, Ltd.(1)	594,000	96,371

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Home Inns & Hotels Management, Inc. ADR(1)	50,000	$1,390,500
Huaneng Power International, Inc., Class H	2,746,000	2,863,547
Industrial & Commercial Bank of China, Ltd., Class H	29,700,000	19,507,239
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	349,356
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	1,525,163
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,190,969
Jiangxi Copper Co., Ltd., Class H	1,092,000	1,834,755
Kingboard Chemical Holdings, Ltd.	648,600	1,422,440
Kunlun Energy Co., Ltd.	2,206,000	3,240,021
Lee & Man Paper Manufacturing, Ltd.	1,220,000	793,475
Lenovo Group, Ltd.	3,736,000	3,401,917
Li Ning Co., Ltd.(1)	255,500	158,296
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	546,396
Mindray Medical International, Ltd. ADR	59,100	2,420,145
NetEase.com, Inc. ADR	48,000	3,058,080
New Oriental Education & Technology Group, Inc. ADR	488,600	10,842,034
Nine Dragons Paper Holdings, Ltd.	1,753,000	1,105,741
PetroChina Co., Ltd., Class H	11,966,000	13,962,338
PICC Property & Casualty Co., Ltd., Class H	1,918,000	2,137,309
Ping An Insurance (Group) Co. of China, Ltd., Class H	769,500	4,977,338
Poly Property Group Co., Ltd.	1,374,000	745,395
Renhe Commercial Holdings Co., Ltd.(1)	6,322,000	374,916
Semiconductor Manufacturing International Corp.(1)	23,397,000	1,723,325
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,316,548
Shanghai Electric Group Co., Ltd., Class H	2,414,000	814,592
Shanghai Industrial Holdings, Ltd.	304,000	943,569
Shimao Property Holdings, Ltd.	665,000	1,397,368
SINA Corp.(1)	43,500	3,000,195
Sino Biopharmaceutical, Ltd.	2,052,000	1,491,062
Sino-Ocean Land Holdings, Ltd.	1,720,500	881,447
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,954,000	601,404
Sinopharm Group Co., Ltd., Class H	374,800	1,028,238
Sinotrans Shipping, Ltd.	1,000,000	238,323
Sohu.com, Inc.(1)	38,400	2,398,848
Sound Global, Ltd.(1)	691,000	327,197
Standard Chartered PLC	42,786	977,515
Sun Art Retail Group, Ltd.	1,476,000	2,042,953
Tencent Holdings, Ltd.	510,800	23,122,899
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,127,334
Tsingtao Brewery Co., Ltd., Class H	254,000	1,944,455
Want Want China Holdings, Ltd.	3,750,000	5,064,615
Weichai Power Co., Ltd., Class H	456,400	1,516,430
Wumart Stores, Inc., Class H	321,000	599,926
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	1,374,180

Security	Shares	Value

China (continued)
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	$1,330,028
Yantai Changyu Pioneer Wine Co., Ltd., Class B	144,216	524,857
Yanzhou Coal Mining Co., Ltd., Class H	1,764,000	1,212,058
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	771,227
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,183,956
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	1,354,456
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,339,706
ZTE Corp., Class H(1)	730,753	1,269,506

		$395,774,548

Colombia — 1.6%
Almacenes Exito SA	452,090	$7,430,048
Banco Davivienda SA, PFC Shares	98,800	1,203,485
Banco de Bogota	79,280	2,969,940
Bancolombia SA ADR, PFC Shares	137,200	7,882,140
Bolsa de Valores de Colombia	46,242,700	610,143
Cementos Argos SA	360,540	1,645,954
Cia Colombiana de Inversiones SA	809,070	2,361,344
Corporacion Financiera Colombiana SA	54,754	1,069,217
Corporacion Financiera Colombiana SA-ND(1)	1,471	28,539
Ecopetrol SA	3,882,490	8,882,752
Empresa de Energia de Bogota SA	3,474,085	2,658,622
Empresa de Telecommunicaciones de Bogota SA	2,532,380	517,903
Fabricato SA(1)	36,122,860	219,244
Grupo Argos SA	311,950	3,440,958
Grupo Argos SA, PFC Shares	108,995	1,182,709
Grupo Aval Acciones y Valores SA	3,145,485	2,315,847
Grupo Aval Acciones y Valores SA, PFC Shares	4,148,400	2,999,503
Grupo de Inversiones Suramericana	215,370	4,248,862
Grupo Nutresa SA	432,855	5,825,466
Grupo Odinsa SA	150,661	628,168
Interconexion Electrica SA	770,860	3,270,993
ISAGEN SA ESP(1)	1,935,100	2,777,924
Tableros y Maderas de Caldas	188,378,738	710,863

		$64,880,624

Croatia — 0.5%
Adris Grupa DD, PFC Shares	50,044	$2,495,745
Atlantic Grupa DD	5,200	584,960
Atlantska Plovidba DD(1)	22,867	1,232,691
Croatia Osiguranje DD(1)	500	623,379
Dalekovod DD(1)	51,895	228,317
Ericsson Nikola Tesla	6,040	1,628,757
Hrvatski Telekom DD	195,230	6,037,192
INA Industrija Nafte DD	900	679,806

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Croatia (continued)
Koncar-Elektroindustrija DD	14,719	$1,916,713
Kras DD	7,262	517,617
Petrokemija DD(1)	25,975	1,013,101
Podravka Prehrambena Industrija DD(1)	31,335	1,338,202
Privredna Banka Zagreb DD	3,177	260,688
Zagrebacka Banka DD(1)	176,195	904,824

		$19,461,992

Czech Republic — 1.7%
CEZ AS	930,860	$22,097,446
Fortuna Entertainment Group NV	246,600	1,258,329
Komercni Banka AS	107,064	20,806,529
New World Resources PLC, Class A	1,183,100	1,032,865
Pegas Nonwovens SA	89,914	2,717,468
Philip Morris CR AS	9,113	5,220,444
Telefonica 02 Czech Republic AS	634,104	9,479,347
Unipetrol AS(1)	617,307	5,444,107

		$68,056,535

Egypt — 1.6%
Alexandria Mineral Oils Co.	171,820	$1,706,272
Amer Group Holding	4,390,500	315,790
Arab Cotton Ginning	1,993,380	916,746
Citadel Capital Co.(1)	1,887,400	898,731
Commercial International Bank	1,979,204	10,013,765
Eastern Tobacco	215,704	2,954,599
Egypt Kuwaiti Holding Co.	1,849,596	1,388,912
Egyptian Financial Group-Hermes Holding SAE(1)	1,173,838	1,469,146
Egyptian Resorts Co.(1)	4,721,950	613,275
El Ezz Aldekhela Steel Alexa Co.	4,000	282,329
El Sewedy Cables Holding Co.	159,606	490,063
Ezz Steel(1)	1,117,345	1,676,796
Juhayna Food Industries	3,306,227	4,593,516
Maridive & Oil Services SAE(1)	1,761,799	1,834,160
Misr Beni-Suef Cement Co.	69,150	466,521
National Societe General Bank	256,828	989,006
Orascom Construction Industries (OCI)(1)	364,138	12,531,592
Orascom Telecom Holding SAE(1)	12,928,866	8,218,663
Orascom Telecom Media and Technology Holding SAE	14,946,609	1,173,669
Oriental Weavers Co.	187,375	531,124
Palm Hills Developments SAE(1)	1,720,500	579,654
Pioneers Holding(1)	552,900	302,406
Sidi Kerir Petrochemicals Co.	1,463,400	3,113,974
Six of October Development & Investment Co.(1)	232,178	631,391
South Valley Cement(1)	704,261	402,425

Security	Shares	Value

Egypt (continued)
Talaat Moustafa Group(1)	3,756,460	$2,541,815
Telecom Egypt	1,549,337	2,968,413

		$63,604,753

Estonia — 0.2%
AS Merko Ehitus	50,618	$461,998
AS Nordecon International(1)	145,374	221,067
AS Olympic Entertainment Group	503,790	1,340,540
AS Tallink Group	3,623,652	4,522,192
AS Tallinna Kaubamaja	137,340	1,014,652
AS Tallinna Vesi	58,790	788,844

		$8,349,293

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$10,995
CAL Bank, Ltd.	1,298,010	704,433
Ghana Commercial Bank, Ltd.	1,453,841	3,427,744
HFC Bank Ghana, Ltd.	1,235,326	338,527
Produce Buying Co., Ltd.	582,428	56,003
Standard Chartered Bank of Ghana, Ltd.	148,200	1,022,457

		$5,560,159

Hungary — 1.6%
EGIS Pharmaceuticals PLC	22,902	$2,123,368
Magyar Telekom Rt.	5,561,100	7,616,380
MOL Hungarian Oil & Gas Rt.	250,500	18,816,803
OTP Bank Rt.	1,046,230	21,056,812
Richter Gedeon Nyrt	1,061,000	16,310,733

		$65,924,096

India — 6.0%
ABB, Ltd.	19,900	$163,262
ACC, Ltd.	49,070	952,520
Adani Enterprises, Ltd.	397,200	1,151,675
Adani Ports and Special Economic Zone, Ltd.	808,500	1,661,301
Aditya Birla Nuvo, Ltd.	17,702	340,136
Amtek Auto, Ltd.	152,500	157,854
Asian Paints, Ltd.	270,300	2,250,552
Axis Bank, Ltd.	174,200	2,936,165
Bajaj Auto, Ltd.	53,260	1,693,011
Bank of Baroda	79,760	739,189
Bank of India	148,900	453,427
Bharat Forge, Ltd.	63,650	213,106
Bharat Heavy Electricals, Ltd.	726,400	1,900,701

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Bharat Petroleum Corp., Ltd.	192,700	$1,027,102
Bharti Airtel, Ltd.	2,002,760	11,383,335
Biocon, Ltd.	51,500	266,435
Cairn India, Ltd.	416,000	2,022,026
Canara Bank, Ltd.	104,600	467,531
Cipla, Ltd.	287,310	1,891,063
Coal India, Ltd.	623,800	2,885,262
Colgate-Palmolive (India), Ltd.	24,900	560,214
Container Corp. of India, Ltd.	36,160	591,828
Crompton Greaves, Ltd.	213,600	296,078
Cummins India, Ltd.	49,900	352,556
Dabur India, Ltd.	364,400	962,134
Divi’s Laboratories, Ltd.	46,800	719,624
DLF, Ltd.	312,600	772,314
Dr. Reddy’s Laboratories, Ltd.	61,720	2,303,421
Educomp Solutions, Ltd.	157,865	65,021
Essar Oil, Ltd.(1)	425,030	359,892
Financial Technologies India, Ltd.	32,600	289,840
GAIL (India), Ltd.	538,050	2,672,626
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	341,709
Glenmark Pharmaceuticals, Ltd.	125,460	1,198,539
GMR Infrastructure, Ltd.(1)	1,721,400	363,928
Grasim Industries, Ltd.	8,158	355,678
Gujarat Ambuja Cements, Ltd.	657,400	1,824,682
Gujarat State Petronet, Ltd.	383,800	314,646
GVK Power & Infrastructure, Ltd.(1)	2,796,900	268,598
HCL Technologies, Ltd.	199,400	3,080,280
HDFC Bank, Ltd.	809,720	8,085,313
Hero MotoCorp, Ltd.	60,900	1,818,896
Hindalco Industries, Ltd.	886,210	1,312,152
Hindustan Petroleum Corp., Ltd.	120,900	418,587
Hindustan Unilever, Ltd.	709,000	7,178,023
Hindustan Zinc, Ltd.	148,400	247,769
Housing Development & Infrastructure, Ltd.(1)	602,114	333,048
Housing Development Finance Corp., Ltd.	1,034,500	13,642,341
ICICI Bank, Ltd.	386,970	5,772,249
IDBI Bank, Ltd.	367,000	389,852
Idea Cellular, Ltd.(1)	1,311,500	3,676,722
IDFC, Ltd.	879,000	1,570,670
IFCI, Ltd.	1,864,200	675,257
Indiabulls Housing Finance, Ltd.(1)	165,200	570,002
Indiabulls Real Estate, Ltd.(1)	646,300	679,840
Indian Hotels Co., Ltd.	164,280	118,756
Indian Oil Corp., Ltd.	242,400	816,991
Infosys, Ltd.	459,300	22,578,345
ITC, Ltd.	1,313,460	7,391,033

Security	Shares	Value

India (continued)
IVRCL, Ltd.(1)	1,113,900	$213,300
Jaiprakash Associates, Ltd.	1,722,800	1,025,884
Jindal Steel & Power, Ltd.	437,200	1,428,642
JSW Steel, Ltd.	111,900	1,055,072
Kotak Mahindra Bank, Ltd.	186,700	2,002,533
Lanco Infratech, Ltd.(1)	2,361,100	205,232
Larsen & Toubro, Ltd.	258,090	3,592,798
LIC Housing Finance, Ltd.	212,000	572,994
Lupin, Ltd.	148,500	2,140,457
Mahindra & Mahindra, Ltd.	226,260	3,404,593
Maruti Suzuki India, Ltd.	67,750	1,476,532
Mphasis, Ltd.	39,900	263,722
Nestle India, Ltd.	11,930	1,042,949
Nicholas Piramal India, Ltd.	76,807	694,642
NTPC, Ltd.	2,092,100	4,474,979
Oil & Natural Gas Corp., Ltd.	1,672,180	8,024,438
Oracle Financial Service Software, Ltd.(1)	16,500	801,366
Power Grid Corporation of India, Ltd.	1,946,900	3,181,010
Ranbaxy Laboratories, Ltd.(1)	116,460	549,437
Reliance Capital, Ltd.	153,735	864,376
Reliance Communications, Ltd.	1,731,560	4,018,041
Reliance Industries, Ltd.	1,259,538	18,118,359
Reliance Infrastructure, Ltd.	288,300	1,613,960
Reliance Power, Ltd.(1)	1,400,250	1,682,315
Sesa Goa, Ltd.	438,600	930,013
Shree Renuka Sugars, Ltd.(1)	777,100	219,151
Siemens India, Ltd.	47,180	400,765
State Bank of India	84,800	2,379,786
State Bank of India GDR	9,600	539,507
Steel Authority of India, Ltd.	646,200	443,898
Sterlite Industries (India), Ltd.	848,020	1,056,982
Sun Pharmaceuticals Industries, Ltd.	595,400	5,501,430
Sun TV Network, Ltd.	147,473	986,095
Suzlon Energy, Ltd.(1)	2,099,450	241,892
Tata Communications, Ltd.	65,700	159,713
Tata Consultancy Services, Ltd.	481,600	14,368,168
Tata Motors, Ltd.	742,250	3,545,355
Tata Power Co., Ltd.	1,558,700	2,234,223
Tata Steel, Ltd.	300,796	1,073,514
Tata Tea, Ltd.	279,500	735,324
Tech Mahindra, Ltd.	88,512	1,814,366
Titan Industries, Ltd.	234,100	1,018,660
UltraTech Cement, Ltd.	64,100	1,925,983
Unitech, Ltd.(1)	1,726,100	472,098
United Phosphorus, Ltd.	208,000	435,603
United Spirits, Ltd.	64,600	2,530,458

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Voltas, Ltd.	296,300	$382,115
Wipro, Ltd.	527,679	3,745,183
Yes Bank, Ltd.	148,900	787,441
Zee Entertainment Enterprises, Ltd.	373,114	1,525,636

		$241,426,097

Indonesia — 3.1%
Adaro Energy Tbk PT	36,822,500	$2,503,407
AKR Corporindo Tbk PT	4,604,500	1,933,467
Aneka Tambang Tbk PT	10,251,500	1,156,728
Astra Argo Lestari Tbk PT	558,000	843,113
Astra International Tbk PT	16,140,500	10,213,564
Bakrie Sumatera Plantations Tbk PT	29,603,500	149,807
Bank Central Asia Tbk PT	10,848,500	10,965,115
Bank Danamon Indonesia Tbk PT	3,015,303	1,525,017
Bank Mandiri Tbk PT	8,405,500	7,275,048
Bank Negara Indonesia Persero Tbk PT	6,611,500	2,745,802
Bank Pan Indonesia Tbk PT(1)	4,945,000	302,984
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,557,000	573,152
Bank Rakyat Indonesia Tbk PT	8,452,000	6,773,378
Bank Tabungan Negara Tbk PT	6,830,000	692,321
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bhakti Investama Tbk PT	31,527,000	1,346,032
Bumi Resources Tbk PT	37,563,000	1,861,068
Bumi Serpong Damai Tbk PT	10,932,500	1,676,410
Charoen Pokphand Indonesia Tbk PT	6,907,500	2,887,648
Delta Dunia Makmur Tbk PT(1)	9,252,500	104,335
Energi Mega Persada Tbk PT(1)	64,369,200	656,548
Gudang Garam Tbk PT	532,000	2,188,984
Harum Energy Tbk PT	2,626,500	664,271
Holcim Indonesia Tbk PT	3,029,000	773,121
Indo Tambangraya Megah Tbk PT	627,000	1,474,825
Indocement Tunggal Prakarsa Tbk PT	3,194,500	6,477,518
Indofood Sukses Makmur Tbk PT	4,360,500	2,752,198
Indosat Tbk PT	1,134,000	551,440
Jasa Marga (Persero) Tbk PT	3,198,000	1,663,653
Kalbe Farma Tbk PT	21,877,500	3,039,226
Lippo Karawaci Tbk PT	22,152,000	2,755,470
Matahari Putra Prima Tbk PT	5,375,500	1,267,839
Medco Energi Internasional Tbk PT	2,095,000	364,850
Pembangunan Perumahan Persero Tbk PT	9,145,000	1,261,326
Perusahaan Gas Negara Tbk PT	12,686,500	7,285,592
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	782,275
Semen Gresik (Persero) Tbk PT	4,722,000	6,984,210

Security	Shares	Value

Indonesia (continued)
Surya Semesta Internusa Tbk PT	7,220,500	$659,564
Tambang Batubara Bukit Asam Tbk PT	1,463,500	1,416,434
Telekomunikasi Indonesia Tbk PT	12,117,000	14,018,003
Tower Bersama Infrastructure Tbk PT(1)	1,775,500	984,159
Trada Maritime Tbk PT(1)	7,567,500	1,000,745
Unilever Indonesia Tbk PT	1,120,300	3,459,333
United Tractors Tbk PT	3,067,083	5,013,312
Vale Indonesia Tbk PT	4,267,000	733,022
Wijaya Karya Persero Tbk PT	3,800,000	767,155
XL Axiata Tbk PT	2,954,500	1,293,043

		$125,816,512

Jordan — 0.8%
Arab Bank PLC	1,401,120	$13,446,694
Arab Potash Co. PLC	46,536	2,817,670
Bank of Jordan	298,710	977,482
Capital Bank of Jordan(1)	231,454	362,829
Jordan Ahli Bank(1)	765,591	1,231,172
Jordan Islamic Bank(1)	405,003	1,738,170
Jordan Petroleum Refinery	435,706	3,121,857
Jordan Phosphate Mines	149,908	1,882,197
Jordan Steel	453,091	944,492
Jordan Telecom Corp.	339,850	1,672,092
Jordanian Electric Power Co.	488,876	2,072,036
Royal Jordanian Airlines(1)	455,790	398,962
Taameer Jordan Holdings PSC(1)	1,228,805	208,192
Union Investment Corp.(1)	595,615	1,657,452
Union Land Development(1)	47,830	253,951

		$32,785,248

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	1,799,600	$5,969,018
Halyk Savings Bank of Kazakhstan JSC GDR(3)	712,200	5,823,156
Kazakhmys PLC	1,199,900	4,765,811
Kazkommertsbank JSC GDR(1)(3)	340,233	577,285
KazMunaiGas Exploration Production GDR(3)	545,900	8,018,038
Kcell JSC GDR(3)	385,400	6,214,414
Zhaikmunai, LP GDR(3)	243,200	2,780,978

		$34,148,700

Kenya — 1.0%
Athi River Mining, Ltd.	390,500	$301,329
Bamburi Cement Co., Ltd.	606,300	1,459,343
Barclays Bank of Kenya, Ltd.	8,931,260	1,692,197
Co-operative Bank of Kenya, Ltd. (The)	9,284,400	1,699,068

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kenya (continued)
East African Breweries, Ltd.	2,526,280	$9,714,824
Equity Bank, Ltd.	12,613,200	4,832,664
KenolKobil, Ltd.(1)	4,090,000	411,076
Kenya Airways, Ltd.	1,264,800	134,906
Kenya Commercial Bank, Ltd.	11,014,620	5,390,616
Kenya Electricity Generating Co., Ltd.	2,321,100	428,594
Kenya Power & Lighting, Ltd.	9,484,354	1,517,540
Mumias Sugar Co., Ltd.	3,844,600	189,134
Nation Media Group, Ltd.	407,184	1,449,994
Safaricom, Ltd.	106,083,272	8,750,878
Standard Chartered Bank Kenya, Ltd.	149,188	525,881

		$38,498,044

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	1,548,750	$3,861,626
Ahli United Bank	303,187	783,222
Al Ahli Bank of Kuwait KSC	510,925	889,927
Al Safat Energy Holding Co. KSCC(1)	1,880,000	382,710
Al Safwa Group Holding Co. KSC(1)(2)	8,080,000	0
Al-Qurain Petrochemicals Co.	2,424,073	1,804,639
Aviation Lease and Finance Co. KSCC	730,000	742,947
Boubyan Bank KSC(1)	499,500	1,089,382
Boubyan Petrochemicals Co.	1,530,000	3,383,732
Burgan Bank SAK	1,038,231	2,228,320
Combined Group Contracting Co.	73,205	330,784
Commercial Bank of Kuwait SAK(1)	365,000	918,476
Commercial Real Estate Co. KSCC	2,186,862	785,279
Gulf Bank(1)	1,859,887	2,583,386
Gulf Cable and Electrical Industries Co.	245,000	855,333
Kuwait Cement Co.	209,520	260,063
Kuwait Finance House KSC	2,314,471	5,933,778
Kuwait Foods Co. (Americana)	425,000	3,318,980
Kuwait International Bank	1,224,000	1,397,817
Kuwait Pipes Industries & Oil Services Co.(1)	1,188,500	416,936
Kuwait Portland Cement Co.	255,000	986,194
Kuwait Projects Co. Holdings KSC	1,097,933	2,125,512
Kuwait Real Estate Co.(1)	4,120,000	1,288,297
Mabanee Co. SAKC	932,352	3,542,341
Mena Holding Group(1)(2)	198,000	0
Mobile Telecommunications Co.	3,780,000	9,024,604
National Bank of Kuwait SAK	2,855,412	9,132,328
National Industries Group Holding(1)	3,862,500	3,473,316
National Investment Co.(1)	1,510,000	834,010
National Ranges Co.(1)	7,920,000	834,329
Sultan Center Food Products Co.(1)	4,020,000	1,579,900

		$64,788,168

Security	Shares	Value

Latvia — 0.0%(4)
Grindeks(1)	42,000	$545,714
Latvian Shipping Co.(1)	405,000	308,126

		$853,840

Lebanon — 0.1%
Solidere GDR(3)	320,943	$3,539,506
Solidere, Class A	86,340	978,770
Solidere, Class B	1,726	19,463

		$4,537,739

Lithuania — 0.1%
Apranga PVA	278,536	$923,942
Klaipedos Nafta PVA	1,345,900	610,194
Lesto AB	118,064	106,459
Pieno Zvaigzdes	104,200	301,210
Rokiskio Suris	122,500	251,322
Siauliu Bankas	809,317	273,677

		$2,466,804

Malaysia — 3.1%
Aeon Co. (M) Bhd	165,300	$789,925
Airasia Bhd	1,228,200	1,194,606
Alliance Financial Group Bhd	560,300	925,164
AMMB Holdings Bhd	638,000	1,540,242
Astro Malaysia Holdings Bhd	565,100	522,079
Axiata Group Bhd	2,198,050	4,598,293
Batu Kawan Bhd	210,000	1,184,164
Berjaya Corp. Bhd	2,289,600	408,900
Berjaya Sports Toto Bhd	805,627	1,037,998
Boustead Holdings Bhd	596,210	964,901
British American Tobacco Malaysia Bhd	93,800	1,770,856
Bumi Armada Bhd(1)	1,699,900	2,069,456
Bursa Malaysia Bhd	344,900	827,503
CIMB Group Holdings Bhd	1,647,900	3,994,320
Dialog Group Bhd	2,063,673	1,773,493
Digi.com Bhd	1,873,500	2,684,191
Felda Global Ventures Holdings Bhd	1,358,400	1,842,773
Gamuda Bhd	2,269,300	3,327,325
Genting Bhd	1,448,500	4,385,076
Genting Plantations Bhd	261,700	795,062
Hong Leong Bank Bhd	382,900	1,625,936
Hong Leong Financial Group Bhd	208,700	898,887
IGB Corp. Bhd	856,200	668,091
IHH Healthcare Bhd(1)	2,077,100	2,559,878
IJM Corp. Bhd	1,425,690	2,542,459

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
IOI Corp. Bhd	1,776,018	$2,993,829
KLCC Property Holdings Bhd	399,100	807,058
KNM Group Bhd(1)	5,003,150	686,002
Kuala Lumpur Kepong Bhd	284,000	1,855,733
Kulim (Malaysia) Bhd	860,000	944,018
Lafarge Malayan Cement Bhd	720,350	2,294,235
Malayan Banking Bhd	1,647,587	5,208,252
Malaysia Airports Holdings Bhd	342,800	712,313
Malaysia Marine and Heavy Engineering Holdings Bhd	557,500	726,390
Malaysian Resources Corp. Bhd	1,423,500	639,618
Maxis Bhd	1,737,900	3,810,904
Media Prima Bhd	575,000	481,068
MISC Bhd(1)	482,400	807,750
MMC Corp. Bhd	868,200	719,048
Mudajaya Group Bhd	510,600	416,866
Multi-Purpose Holdings Bhd	940,340	1,118,964
Parkson Holdings Bhd	766,578	851,418
Petronas Chemicals Group Bhd	3,324,500	6,783,033
Petronas Dagangan Bhd	473,800	3,913,064
Petronas Gas Bhd	298,800	1,919,649
PPB Group Bhd	404,100	1,855,348
Public Bank Bhd	703,120	3,738,298
Resorts World Bhd	1,885,300	2,416,709
RHB Capital Bhd	582,500	1,480,199
Sapurakencana Petroleum Bhd(1)	4,480,368	5,326,011
Sime Darby Bhd	3,698,239	10,808,392
Supermax Corp. Bhd	650,400	415,133
TA Enterprise Bhd	1,323,000	265,199
Tan Chong Motor Holdings Bhd	265,900	547,424
Telekom Malaysia Bhd	1,249,900	2,030,818
Tenaga Nasional Bhd	1,719,525	4,713,859
Top Glove Corp. Bhd	525,500	954,051
UEM Land Holdings Bhd	1,095,050	903,856
UMW Holdings Bhd	448,400	1,917,256
Unisem (M) Bhd	1,289,100	357,525
Wah Seong Corp. Bhd	439,687	259,025
WCT Bhd	1,257,800	953,322
YTL Corp. Bhd	2,863,465	1,473,071
YTL Power International Bhd	1,793,521	895,513

		$123,931,799

Mauritius — 0.5%
CIM Financial Services, Ltd.	5,283,300	$1,094,247
LUX Island Resorts, Ltd.(1)	842,920	601,255
Mauritius Commercial Bank	1,387,300	8,519,960

Security	Shares	Value

Mauritius (continued)
New Mauritius Hotels, Ltd.(1)	1,630,850	$3,485,253
Rogers & Co., Ltd.	167,300	958,618
State Bank of Mauritius, Ltd.	120,918,200	3,958,983
Sun Resorts, Ltd.(1)	1,042,199	961,839
Terra Mauricia, Ltd.	926,300	1,206,484
United Basalt Products, Ltd.	289,200	897,043
United Docks, Ltd.(1)	27,400	59,822

		$21,743,504

Mexico — 6.2%
Alfa SAB de CV, Series A	6,966,000	$17,752,113
America Movil SAB de CV ADR, Series L	905,400	18,995,292
America Movil SAB de CV, Series L	27,123,050	28,476,256
Bolsa Mexicana de Valores SAB de CV	1,503,700	4,036,865
Cemex SAB de CV ADR(1)	703,590	8,098,321
Cemex SAB de CV, Series CPO(1)	10,101,822	11,641,880
Coca-Cola Femsa SA de CV, Series L	310,400	4,374,312
Compartamos SAB de CV	2,788,400	5,042,926
Controladora Comercial Mexicana SA de CV	428,700	1,819,149
Corporacion GEO SAB de CV, Series B(1)	1,144,000	159,427
Desarrolladora Homex SAB de CV(1)	776,450	229,177
Embotelladoras Arca SAB de CV	687,114	5,144,983
Empresas ICA SAB de CV(1)	2,013,500	4,227,913
Fibra Uno Administracion SA de CV	2,173,500	6,942,812
Fomento Economico Mexicano SA de CV ADR	25,600	2,546,944
Fomento Economico Mexicano SAB de CV, Series UBD	1,407,100	14,011,787
Genomma Lab Internacional SA de CV(1)	779,800	1,827,892
Grupo Aeroportuario del Pacifico SAB de CV, Class B	442,300	2,309,022
Grupo Aeroportuario del Sureste SAB de CV, Class B	220,600	2,616,578
Grupo Bimbo SA de CV, Series A	2,083,400	7,010,591
Grupo Carso SA de CV, Series A1	957,500	4,774,475
Grupo Elektra SA de CV	51,200	1,861,844
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	21,627,473
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	11,578,739
Grupo Mexico SAB de CV, Series B	3,881,679	11,916,043
Grupo Simec SA de CV, Series B(1)	133,800	527,647
Grupo Televisa SA ADR	71,500	1,937,650
Grupo Televisa SAB, Series CPO	1,487,900	8,037,823
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,326,303
Industrias CH SAB de CV, Series B(1)	225,500	1,445,573
Industrias Penoles SA de CV	188,600	5,919,023
Inmuebles Carso SAB de CV(1)	714,800	646,931
Kimberly-Clark de Mexico SAB de CV, Class A	1,554,300	5,123,096
Mexichem SAB de CV	1,270,316	5,907,637
Minera Frisco SAB de CV(1)	714,800	1,567,521

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Organizacion Soriana SAB de CV, Class B	120,000	$401,167
Promotora y Operadora de Infraestructura SAB de CV(1)	348,200	3,654,359
Ternium SA ADR	21,300	476,481
TV Azteca SAB de CV, Series CPO	1,240,300	587,486
Urbi Desarrollos Urbanos SAB de CV(1)	2,260,600	281,408
Wal-Mart de Mexico SAB de CV, Series V	4,989,600	13,653,013

		$251,515,932

Morocco — 0.8%
Alliances Developpement Immobilier SA	22,000	$1,104,438
Attijariwafa Bank	160,000	6,195,843
Banque Centrale Populaire	116,860	2,656,797
Banque Marocaine du Commerce Exterieur (BMCE)	122,817	2,896,649
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	262,498
Ciments du Maroc	4,580	330,068
Compagnie Generale Immobiliere	9,100	557,596
Cosumar Compagnie Sucriere Marocaine et de Raffinage	3,930	869,015
Credit Immobilier et Hotelier	6,440	175,869
Delta Holding SA	52,900	159,771
Douja Promotion Groupe Addoha SA	370,934	1,951,022
Holcim Maroc SA	7,774	1,300,765
Label Vie(1)	2,100	364,504
Lafarge Ciments	17,410	1,962,949
Managem	9,862	1,460,875
Maroc Telecom	762,524	8,521,595
Samir(1)	15,717	477,371
SONASID (Societe Nationale de Siderurgie)(1)	4,267	279,030
Wafa Assurance	2,730	931,132

		$32,457,787

Nigeria — 1.0%
Access Bank PLC	19,423,730	$1,336,853
Africa Prudential Registrars PLC(1)	1,169,236	13,174
Afriland Properties PLC(1)(2)	1,169,236	0
Ashaka Cement PLC	2,154,293	341,356
Dangote Cement PLC	2,333,650	2,854,174
Dangote Flour Mills PLC	2,810,000	166,175
Dangote Sugar Refinery PLC	8,508,432	599,569
Diamond Bank PLC(1)	16,654,000	697,720
Ecobank Transnational, Inc.	12,593,618	1,143,934
Fidelity Bank PLC	22,430,824	421,746
First Bank of Nigeria PLC	32,229,046	3,389,557
First City Monument Bank PLC(1)	23,552,733	679,705

Security	Shares	Value

Nigeria (continued)
Flour Mills of Nigeria PLC	660,000	$345,006
Guaranty Trust Bank PLC	30,623,074	4,819,214
Guiness Nigeria PLC	924,075	1,409,716
Lafarge Cement WAPCO Nigeria PLC	2,715,900	1,773,790
Nestle Nigeria PLC	433,960	2,622,306
Nigerian Breweries PLC	4,353,805	4,666,293
Oando PLC	17,611,194	1,379,495
PZ Cussons Nigeria PLC	1,481,250	414,545
Skye Bank PLC	16,027,300	455,297
UAC of Nigeria PLC	7,144,089	2,727,667
UBA Capital PLC(1)	4,676,946	34,412
Unilever Nigeria PLC	2,757,800	1,079,975
United Bank for Africa PLC	38,584,810	1,879,287
Zenith Bank PLC	33,601,962	4,116,422

		$39,367,388

Oman — 0.8%
Al Anwar Ceramic Tile Co.	309,100	$365,545
Bank Dhofar SAOG	1,533,131	1,470,866
Bank Muscat SAOG	4,050,336	6,165,632
Bank Sohar SAOG	5,208,479	2,894,467
Dhofar International Development & Investment Holding Co.	275,832	429,975
Galfar Engineering & Contracting SAOG	1,637,096	1,567,254
HSBC Bank Oman SAOG	1,709,435	830,261
National Bank of Oman SAOG	1,368,355	1,065,124
Oman Cables Industry SAOG	93,600	480,421
Oman Cement Co. SAOG	741,260	1,462,552
Oman Flour Mills Co. SAOG	561,100	949,273
Oman National Investment Corp. Holdings	272,868	282,700
Oman Telecommunications Co. SAOG	1,240,071	5,093,722
Omani Qatari Telecommunications Co. SAOG	1,590,700	2,019,772
Ominvest	1,243,872	1,535,836
Raysut Cement Co. SAOG	634,209	3,293,360
Renaissance Services SAOG(1)	1,930,523	3,193,917
Shell Oman Marketing Co. SAOG	34,398	200,830

		$33,301,507

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	464,155	$401,838
Azgard Nine, Ltd.(1)	1,954,200	125,210
Bank Alfalah, Ltd.	4,021,538	843,157
D.G. Khan Cement Co., Ltd.	1,053,232	947,783
Engro Corp., Ltd.(1)	1,080,287	1,711,868
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	478,172

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pakistan (continued)
Fauji Fertilizer Co., Ltd.	1,768,610	$1,890,471
Habib Bank, Ltd.	509,107	852,226
Hub Power Co., Ltd.	6,688,300	4,472,422
Kot Addu Power Co., Ltd.	1,009,900	594,091
Lucky Cement, Ltd.	878,300	2,081,200
Millat Tractors, Ltd.	147,400	771,756
Muslim Commercial Bank, Ltd.	2,241,119	5,994,705
National Bank of Pakistan	1,284,040	740,892
Nishat Mills, Ltd.	862,310	890,554
Oil & Gas Development Co., Ltd.	1,709,891	4,107,761
Pakistan Oil Fields, Ltd.	278,600	1,429,769
Pakistan Petroleum, Ltd.	1,081,898	2,637,119
Pakistan State Oil Co., Ltd.	440,928	1,579,241
Pakistan Telecommunication Co., Ltd.(1)	2,612,200	725,623
United Bank, Ltd.	745,745	893,082

		$34,168,940

Peru — 1.6%
Alicorp SA	2,877,500	$8,860,971
Banco Continental SA	319,822	651,998
Casa Grande SAA	99,420	309,354
Cementos Pacasmayo SAA	241,600	604,864
Cia de Minas Buenaventura SA ADR	436,280	6,238,804
Cia Minera Milpo SA	567,882	233,571
Credicorp, Ltd.	129,084	15,335,125
Edegel SA	1,592,100	1,303,973
Edelnor SA	108,248	183,898
Energia del Sur SA	44,784	421,251
Ferreyros SA	5,395,676	3,184,144
Grana y Montero SA	1,826,112	7,641,456
Intergroup Financial Services Corp.	46,000	1,334,000
Luz del Sur SAA	484,850	1,609,230
Minsur SA	1,488,259	622,769
Sociedad Minera Cerro Verde SAA(1)	35,821	791,644
Southern Copper Corp.	415,227	10,824,968
Union Andina de Cementos SAA	624,300	870,805
Volcan Cia Minera SA, Class B	5,423,215	2,269,371

		$63,292,196

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,182,324
Aboitiz Power Corp.	1,176,200	946,561
Alliance Global Group, Inc.	4,540,000	2,746,552
Ayala Corp.	192,195	2,671,956
Ayala Land, Inc.	4,730,800	3,273,280

Security	Shares	Value

Philippines (continued)
Ayala Land, Inc., PFC Shares(2)	3,951,800	$9,099
Bank of the Philippine Islands	1,150,751	2,493,148
BDO Unibank, Inc.(1)	1,274,481	2,376,533
DMCI Holdings, Inc.	1,733,600	2,123,412
Energy Development Corp.	6,100,000	848,204
Filinvest Land, Inc.	14,494,000	593,514
First Gen Corp.	1,768,322	749,218
First Philippine Holdings Corp.	228,500	452,486
Globe Telecom, Inc.	18,040	677,987
Holcim Philippines, Inc.	1,492,000	465,114
International Container Terminal Services, Inc.	530,100	1,118,685
JG Summit Holding, Inc.	4,019,900	3,887,675
Jollibee Foods Corp.	573,300	2,046,034
Lopez Holdings Corp.	4,600,000	537,583
Manila Electric Co.	271,300	1,789,972
Manila Water Co.	727,400	545,010
Megaworld Corp.	12,596,000	938,500
Metro Pacific Investments Corp.	7,682,400	954,872
Metropolitan Bank & Trust Co.	642,455	1,570,711
Petron Corp.	1,555,500	507,808
Philex Mining Corp.	6,094,825	1,523,883
Philex Petroleum Corp.(1)	283,500	84,835
Philippine Long Distance Telephone Co.	70,720	4,939,617
Robinsons Land Corp.	2,417,100	1,266,825
San Miguel Corp.	716,000	1,417,732
Semirara Mining Corp.	220,800	1,265,146
SM Investments Corp.	359,172	7,855,781
SM Prime Holdings, Inc.	5,515,999	2,228,801
Universal Robina Corp.	1,209,500	3,461,436
Vista Land & Lifescapes, Inc.	3,675,000	486,195

		$63,036,489

Poland — 3.1%
Agora SA(1)	134,330	$328,863
AmRest Holdings SE(1)	7,766	212,738
Asseco Poland SA	369,826	5,273,260
Bank Handlowy w Warszawie SA	50,570	1,523,047
Bank Millennium SA(1)	687,285	1,333,787
Bank Pekao SA	169,838	8,717,884
Bioton SA(1)	42,530,200	532,260
Boryszew SA(1)	4,431,900	636,009
BRE Bank SA	23,504	3,156,410
Budimex SA	25,400	760,364
Cinema City International NV(1)	71,200	668,224
Cyfrowy Polsat SA(1)	1,125,528	7,475,537

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Enea SA	202,800	$857,499
Eurocash SA	447,500	8,318,741
Getin Holding SA	378,250	372,277
Getin Noble Bank SA(1)	1,520,086	973,761
Globe Trade Centre SA(1)	457,190	1,155,012
Grupa Azoty SA	40,250	820,136
Grupa Kety SA	9,600	445,325
Grupa Lotos SA(1)	124,953	1,288,710
ING Bank Slaski SA(1)	47,450	1,473,986
Jastrzebska Spolka Weglowa SA	51,700	1,080,461
Kernel Holding SA(1)	97,900	1,528,051
KGHM Polska Miedz SA	195,580	6,777,175
KOPEX SA	125,900	406,808
LPP SA	1,711	3,742,045
Lubelski Wegiel Bogdanka SA(1)	45,700	1,504,951
Netia SA(1)	1,111,077	1,582,119
NG2 SA	43,900	1,289,308
Orbis SA	30,000	324,129
Polimex-Mostostal SA(1)	9,735,442	487,789
Polish Oil & Gas	2,349,400	4,553,979
Polska Grupa Energetyczna SA	2,314,800	10,945,907
Polski Koncern Naftowy Orlen SA	435,500	5,911,956
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	13,400,695
Powszechny Zaklad Ubezpieczen SA	88,800	12,605,844
Synthos SA	844,500	1,160,887
Tauron Polska Energia SA	3,800,094	5,223,065
Telekomunikacja Polska SA	2,343,250	5,547,491
TVN SA	957,538	3,228,890

		$127,625,380

Qatar — 1.7%
Aamal Co. QSC(1)	169,226	$662,123
Barwa Bank(1)(2)	82,170	145,076
Barwa Real Estate Co.	282,093	2,036,694
Commercial Bank of Qatar	111,767	2,103,890
Doha Bank, Ltd.	100,995	1,405,026
Gulf International Services QSC	310,225	4,074,300
Industries Qatar	292,319	12,747,163
Masraf Al Rayan	861,150	6,647,537
Qatar Electricity & Water Co.	70,280	3,165,734
Qatar Fuel	20,665	1,521,702
Qatar Gas Transport Co., Ltd. (NAKILAT)	806,240	4,034,162
Qatar Insurance Co.	47,100	794,283
Qatar International Islamic Bank	45,943	681,404
Qatar Islamic Bank	113,487	2,145,345

Security	Shares	Value

Qatar (continued)
Qatar National Bank	291,574	$14,166,339
Qatar National Cement Co.	11,550	315,895
Qatar National Navigation	114,321	2,384,940
Qatar Telecom QSC	205,996	7,915,552
United Development Co.	112,224	692,834
Vodafone Qatar(1)	1,007,110	2,502,187

		$70,142,186

Romania — 0.6%
Banca Transilvania(1)	14,654,147	$5,462,069
Biofarm Bucuresti	8,351,488	636,029
BRD-Group Societe Generale(1)	3,791,160	8,961,590
OMV Petrom SA	54,160,300	6,919,879
Transelectrica SA	391,630	1,531,606
TRANSGAZ SA Medias	23,600	1,316,660

		$24,827,833

Russia — 6.0%
Aeroflot-Russian Airlines	352,600	$611,811
CTC Media, Inc.	479,867	5,326,524
Evraz PLC	301,405	429,988
Federal Grid Co. Unified Energy System JSC(1)	600,011,482	2,016,639
Federal Hydrogenerating Co. JSC	167,842,712	2,897,637
Federal Hydrogenerating Co. JSC ADR(1)	348,000	589,860
Globaltrans Investment PLC GDR(3)	122,200	1,707,620
IDGC Holding JSC(1)	38,530,800	1,267,894
LSR Group GDR(3)	186,400	786,706
LUKOIL OAO ADR	381,177	22,429,711
Magnit OJSC	36,200	8,779,747
Magnit OJSC GDR(3)	199,200	11,460,622
Magnitogorsk Iron & Steel Works GDR(3)	105,708	325,230
Mail.ru Group, Ltd. GDR(3)	154,300	4,930,955
Mechel ADR(1)	378,000	1,073,520
MegaFon OAO GDR	88,200	2,802,893
MMC Norilsk Nickel	2,386	321,004
MMC Norilsk Nickel ADR	492,924	6,591,503
Mobile TeleSystems OJSC	1,616,028	13,404,036
Mosenergo	8,811,603	300,652
NovaTek OAO GDR(3)	81,616	9,468,629
Novolipetsk Steel GDR(3)	57,736	837,065
OAO Gazprom	73,400	285,469
OAO Gazprom ADR	4,332,554	33,484,751
OAO Inter Rao Ues(1)	3,521,574,300	1,313,547
OAO TMK GDR(3)	64,757	873,959

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
PIK Group GDR(1)(3)	166,400	$360,962
Polymetal International PLC	107,400	1,058,680
Rosneft Oil Co. GDR(3)	867,350	6,128,028
Rostelecom	1,864,900	6,257,659
Rostelecom ADR	30,400	614,992
Sberbank of Russia	7,838,188	22,554,112
Sberbank of Russia ADR	1,162,000	13,339,404
Severstal OAO GDR(3)	162,445	1,221,031
Sistema JSFC	3,124,700	2,817,008
Sistema JSFC GDR(3)	41,430	910,186
SOLLERS	24,262	530,892
Surgutneftegas OJSC ADR	720,903	5,681,443
Surgutneftegas OJSC, PFC Shares	5,596,000	3,656,482
Tatneft ADR	167,166	6,144,041
TGK-2(1)	13,779,634	579
Transneft, PFC Shares	1,247	2,955,409
United Co. RUSAL PLC(1)	744,000	255,151
Uralkali OJSC GDR(3)	182,525	3,953,738
VimpelCom, Ltd. ADR	528,684	5,292,127
VTB Bank OJSC GDR(3)	1,950,370	5,478,271
X5 Retail Group NV GDR(1)(3)	459,894	7,656,668
Yandex NV, Class A(1)	385,400	12,525,500

		$243,710,335

Slovenia — 0.6%
Gorenje DD	301,465	$1,840,311
KRKA DD	120,905	8,686,341
Luka Koper	118,550	1,603,326
Mercator Poslovni Sistem(1)	18,415	2,527,445
Nova Kreditna Banka Maribor(1)	637,071	346,306
Petrol	8,994	2,514,969
Reinsurance Co. Sava, Ltd.(1)	159,037	1,850,332
Sava DD(1)	18,004	70,725
Telekom Slovenije DD	17,842	2,615,893
Zavarovalnica Triglav DD	123,739	2,962,039

		$25,017,687

South Africa — 6.3%
ABSA Group, Ltd.	219,150	$3,166,012
Adcock Ingram Holdings, Ltd.	138,900	951,843
AECI, Ltd.	73,130	862,755
African Bank Investments, Ltd.	677,714	998,823
African Rainbow Minerals, Ltd.	94,900	1,559,604
Allied Electronics Corp., Ltd., PFC Shares	186,200	359,339
Anglo Platinum, Ltd.(1)	58,680	2,076,019

Security	Shares	Value

South Africa (continued)
AngloGold Ashanti, Ltd.	341,471	$4,480,597
Aquarius Platinum, Ltd.(1)	173,100	118,963
Arcelormittal South Africa, Ltd.(1)	50,577	170,601
Aspen Pharmacare Holdings, Ltd.(1)	212,931	4,719,639
Aveng, Ltd.	939,990	2,790,981
AVI, Ltd.	206,400	1,202,883
Barloworld, Ltd.	621,220	5,150,041
Bidvest Group, Ltd.	562,096	13,885,291
Capital Property Fund	993,764	1,053,860
Capitec Bank Holdings, Ltd.	26,400	482,452
Clicks Group, Ltd.	147,300	855,202
DataTec, Ltd.	140,700	805,674
Discovery Holdings, Ltd.	294,845	2,661,278
FirstRand, Ltd.	1,817,650	5,452,551
Foschini, Ltd.	156,100	1,588,741
Gold Fields, Ltd.	681,677	4,084,552
Grindrod, Ltd.	340,300	789,732
Group Five, Ltd.	81,460	326,266
Growthpoint Properties, Ltd.	883,500	2,226,022
Harmony Gold Mining Co., Ltd.	374,410	1,413,362
Hyprop Investments, Ltd.	92,800	706,398
Illovo Sugar, Ltd.	174,700	577,959
Impala Platinum Holdings, Ltd.	490,598	4,818,754
Imperial Holdings, Ltd.	149,080	3,107,306
Investec, Ltd.	206,500	1,383,747
JD Group, Ltd.	103,590	318,055
JSE, Ltd.	105,800	867,202
Kumba Iron Ore, Ltd.	66,960	2,965,144
Kumba Resources, Ltd.	118,010	1,818,991
Lewis Group, Ltd.	62,700	369,991
Liberty Holdings, Ltd.	126,000	1,561,632
Life Healthcare Group Holdings, Ltd.	741,700	2,702,688
Massmart Holdings, Ltd.	65,350	1,106,556
Mediclinic International, Ltd.	237,520	1,656,357
MMI Holdings, Ltd.	873,296	1,899,490
Mondi, Ltd.	91,130	1,347,156
Mr. Price Group, Ltd.	146,900	1,914,933
MTN Group, Ltd.	2,395,440	44,846,517
Murray & Roberts Holdings, Ltd.(1)	784,250	1,883,313
Nampak, Ltd.	465,438	1,505,727
Naspers, Ltd., Class N	276,242	23,102,674
Nedbank Group, Ltd.	148,030	2,665,623
Netcare, Ltd.	777,350	1,846,879
Northam Platinum, Ltd.(1)	207,738	761,924
Pick’n Pay Stores, Ltd.	223,470	854,893
PPC, Ltd.	468,427	1,369,566

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Redefine Properties, Ltd.	2,205,400	$2,193,878
Remgro, Ltd.	330,100	6,304,659
Reunert, Ltd.	382,460	2,591,799
RMB Holdings, Ltd.	568,400	2,336,691
RMI Holdings	562,900	1,537,229
Sanlam, Ltd.	1,292,190	6,209,905
Sappi, Ltd.(1)	415,236	1,108,088
Sasol, Ltd.	445,050	20,447,601
Shoprite Holdings, Ltd.	250,900	4,242,652
Sibanye Gold, Ltd.(1)	800,277	621,253
Spar Group, Ltd.	99,800	1,159,275
Standard Bank Group, Ltd.	851,021	9,515,986
Steinhoff International Holdings, Ltd.(1)	1,066,540	2,823,897
Sun International, Ltd.	30,482	302,084
Telkom South Africa, Ltd.(1)	253,050	495,886
Tiger Brands, Ltd.	128,800	4,005,514
Tongaat-Hulett	70,800	906,393
Truworths International, Ltd.	300,800	2,546,357
Vodacom Group (Pty), Ltd.	613,500	7,242,077
Wilson Bayly Holmes-Ovcon, Ltd.	98,500	1,555,723
Woolworths Holdings, Ltd.	459,909	3,137,374

		$253,476,879

South Korea — 6.5%
AMOREPACIFIC Corp.	1,388	$1,170,733
Asiana Airlines, Inc.(1)	92,200	393,894
BS Financial Group, Inc.	116,970	1,669,658
Celltrion, Inc.	35,148	2,041,967
Cheil Industries, Inc.	34,600	2,736,069
Cheil Worldwide, Inc.(1)	51,100	1,171,065
CJ CheilJedang Corp.	4,296	1,083,457
CJ Corp.	6,100	621,387
CJ O Shopping Co., Ltd.	3,130	1,018,981
Daelim Industrial Co., Ltd.	8,650	683,698
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	451,168
Daewoo Industrial Development Co., Ltd.(1)(2)	3,657	26,741
Daewoo International Corp.	21,675	740,969
Daewoo Securities Co., Ltd.	125,693	1,113,055
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,080	1,187,981
Daum Communications Corp.	5,600	436,883
DGB Financial Group Co., Ltd.	65,650	983,601
Dong-A Pharmaceutical Co., Ltd.	2,407	312,546
Dong-A ST Co., Ltd.(1)	4,078	515,461
Dongbu Insurance Co., Ltd.	36,640	1,551,385
Dongkuk Steel Mill Co., Ltd.	27,430	301,286

Security	Shares	Value

South Korea (continued)
Doosan Corp.	3,160	$400,473
Doosan Heavy Industries & Construction Co., Ltd.	23,400	959,898
Doosan Infracore Co., Ltd.(1)	34,600	379,809
E-Mart Co., Ltd.	7,728	1,454,374
GS Engineering & Construction Corp.	15,070	408,524
GS Holdings Corp.	38,400	1,885,737
Hana Financial Group, Inc.	151,951	4,866,420
Hanjin Shipping Co., Ltd.(1)	60,891	437,039
Hankook Tire Co., Ltd.	35,123	1,878,791
Hanmi Pharmaceutical Co., Ltd.(1)	6,697	1,001,999
Hansol Paper Co., Ltd.	60,500	657,074
Hanwha Chemical Corp.	81,490	1,362,401
Hanwha Corp.	34,490	943,000
Hite-Jinro Co., Ltd.	20,121	492,219
Honam Petrochemical Corp.	13,270	2,005,654
Hynix Semiconductor, Inc.(1)	162,890	3,940,428
Hyosung Corp.	21,380	1,282,087
Hyundai Department Store Co., Ltd.	7,615	1,093,945
Hyundai Development Co.	29,900	530,336
Hyundai Engineering & Construction Co., Ltd.	22,070	1,161,678
Hyundai Glovis Co., Ltd.	16,070	2,768,563
Hyundai Heavy Industries Co., Ltd.	13,270	2,477,072
Hyundai Hysco Co., Ltd.	35,400	1,241,823
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,061,754
Hyundai Merchant Marine Co., Ltd.(1)	48,500	692,088
Hyundai Mipo Dockyard Co., Ltd.	3,775	446,138
Hyundai Mobis	22,400	5,460,518
Hyundai Motor Co.	56,700	11,724,055
Hyundai Securities Co., Ltd.	43,870	242,873
Hyundai Steel Co.	45,130	2,747,853
Hyundai Wia Corp.	8,900	1,298,907
Industrial Bank of Korea	96,580	979,297
Kangwon Land, Inc.	50,840	1,294,063
KB Financial Group, Inc.	215,911	6,829,517
KCC Corp.	2,345	727,817
Kia Motors Corp.	86,120	4,876,208
Korea Electric Power Corp.(1)	214,620	5,478,874
Korea Express Co., Ltd.(1)	4,349	380,595
Korea Gas Corp.	25,180	1,398,616
Korea Investment Holdings Co., Ltd.	21,590	780,575
Korea Zinc Co., Ltd.	11,140	2,849,194
Korean Air Lines Co., Ltd.(1)	34,902	876,103
Korean Reinsurance Co.	77,034	762,084
KT Corp.	69,653	2,253,813
KT Corp. ADR	16,800	269,136
KT&G Corp.	42,315	2,851,467

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Kumho Petro Chemical Co., Ltd.	12,900	$1,030,249
LG Chem, Ltd.	30,218	7,579,151
LG Corp.	43,010	2,499,627
LG Display Co., Ltd.(1)	71,100	1,763,924
LG Electronics, Inc.	39,320	2,550,592
LG Hausys, Ltd.	2,858	324,406
LG Household & Health Care, Ltd.	3,550	1,869,258
LG International Corp.	20,600	563,228
LG Life Sciences, Ltd.(1)	11,000	565,255
LG Uplus Corp.(1)	154,920	1,889,334
LIG Insurance Co., Ltd.	21,900	481,179
Lotte Shopping Co., Ltd.	5,065	1,583,130
LS Corp.	7,030	450,530
LS Industrial Systems Co., Ltd.	9,200	549,262
Macquarie Korea Infrastructure Fund	196,315	1,190,322
Mirae Asset Securities Co., Ltd.	15,680	579,286
NCsoft Corp.	5,150	780,421
NHN Corp.	14,975	3,912,288
Nong Shim Co., Ltd.	2,500	579,319
OCI Co., Ltd.	15,570	2,304,632
ORION Corp.	1,700	1,543,513
POSCO	53,027	15,230,175
S-Oil Corp.	29,385	1,974,159
S1 Corp.	9,450	584,612
Samsung C&T Corp.	48,420	2,394,479
Samsung Card Co., Ltd.	20,460	687,334
Samsung Electro-Mechanics Co., Ltd.	17,390	1,250,712
Samsung Electronics Co., Ltd.	39,300	44,782,997
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,402,956
Samsung Engineering Co., Ltd.	12,600	881,140
Samsung Fine Chemicals Co., Ltd.	18,150	771,162
Samsung Fire & Marine Insurance Co., Ltd.	26,185	5,589,014
Samsung Heavy Industries Co., Ltd.	65,650	2,331,820
Samsung Life Insurance Co., Ltd.	59,400	5,680,934
Samsung SDI Co., Ltd.	13,350	1,934,263
Samsung Securities Co., Ltd.	34,040	1,393,774
Samsung Techwin Co., Ltd.	14,795	926,658
Shinhan Financial Group Co., Ltd.	283,103	10,319,712
Shinsegae Co., Ltd.	5,075	987,525
SK Broadband Co., Ltd.(1)	155,846	741,964
SK C&C Co., Ltd.	7,100	641,185
SK Chemicals Co., Ltd.	15,660	596,411
SK Holdings Co., Ltd.	10,315	1,620,417
SK Innovation Co., Ltd.	38,379	5,189,215
SK Networks Co., Ltd.	64,010	369,962
SK Telecom Co., Ltd.	28,168	5,518,982

Security	Shares	Value

South Korea (continued)
SK Telecom Co., Ltd. ADR	9,450	$204,026
STX Pan Ocean Co., Ltd.(1)	54,780	117,088
TONGYANG Securities, Inc.	78,565	249,287
Woongjin Coway Co., Ltd.	22,950	1,223,605
Woori Finance Holdings Co., Ltd.	216,660	2,168,051
Woori Investment & Securities Co., Ltd.	78,408	816,092
Yuhan Corp.	4,368	819,092
Zyle Motor Sales Corp.(1)(2)	5,113	26,740

		$264,137,323

Taiwan — 6.2%
Acer, Inc.(1)	1,396,990	$1,031,477
Advanced Semiconductor Engineering, Inc.	2,556,135	2,095,664
Ambassador Hotel	298,000	277,400
AmTRAN Technology Co., Ltd.	650,067	455,561
Asia Cement Corp.	1,660,874	2,081,945
Asia Optical Co., Inc.(1)	658,907	723,202
Asustek Computer, Inc.	288,325	2,514,569
AU Optronics Corp.(1)	3,617,837	1,303,111
Capital Securities Corp.	711,928	237,414
Catcher Technology Co., Ltd.	291,647	1,261,198
Cathay Financial Holding Co., Ltd.	4,308,840	6,289,156
Chailease Holding Co., Ltd.	447,000	1,072,298
Chang Hwa Commercial Bank	2,473,431	1,417,902
Cheng Shin Rubber Industry Co., Ltd.	1,404,063	4,645,133
Chicony Electronics Co., Ltd.	334,248	800,904
Chimei Innolux Corp.(1)	3,540,281	1,568,424
China Airlines, Ltd.(1)	2,591,887	959,483
China Development Financial Holding Corp.	7,962,050	2,252,797
China Life Insurance Co., Ltd.	1,499,723	1,538,085
China Motor Corp.	881,315	742,424
China Petrochemical Development Corp.	2,917,659	1,493,323
China Steel Corp.	7,958,700	6,577,092
Chinatrust Financial Holding Co., Ltd.	6,519,999	4,300,659
Chipbond Technology Corp.	367,000	808,403
Chong Hong Construction Co., Ltd.	167,800	697,072
Chunghwa Telecom Co., Ltd.	2,517,746	8,049,079
Chunghwa Telecom Co., Ltd. ADR	57,616	1,847,745
Clevo Co.	184,155	342,601
Compal Electronics, Inc.	1,970,345	1,364,989
Coretronic Corp.	649,505	559,651
Delta Electronics, Inc.	725,105	3,517,290
Dynapack International Technology Corp.	111,374	315,065
E Ink Holdings, Inc.	896,000	506,828
E.Sun Financial Holding Co., Ltd.	2,491,701	1,661,717

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Elan Microelectronics Corp.	345,300	$647,690
Epistar Corp.(1)	526,472	876,713
EVA Airways Corp.(1)	1,442,118	803,627
Evergreen International Storage & Transport Corp.	868,000	554,311
Evergreen Marine Corp.(1)	1,108,252	620,683
Everlight Electronics Co., Ltd.	281,291	442,762
Far Eastern Department Stores, Ltd.	1,736,925	1,654,305
Far Eastern New Century Corp.	1,563,241	1,763,716
Far EasTone Telecommunications Co., Ltd.	1,464,074	3,725,095
Faraday Technology Corp.	406,880	465,286
Feng Hsin Iron & Steel Co., Ltd.	183,260	322,848
First Financial Holding Co., Ltd.	3,306,341	2,049,388
Formosa Chemicals & Fibre Corp.	2,383,399	5,928,913
Formosa International Hotels Corp.	120,330	1,546,559
Formosa Petrochemical Corp.	1,005,320	2,613,214
Formosa Plastics Corp.	3,203,896	8,050,678
Formosa Taffeta Co., Ltd.	842,000	788,475
Formosan Rubber Group, Inc.	433,000	340,595
Foxconn International Holdings, Ltd.(1)	1,391,000	746,127
Foxconn Technology Co., Ltd.	501,961	1,245,025
Fubon Financial Holding Co., Ltd.	3,217,596	4,516,832
Giant Manufacturing Co., Ltd.	254,208	1,921,810
Gintech Energy Corp.(1)	429,649	401,685
Goldsun Development & Construction Co., Ltd.	1,672,928	660,748
Great Wall Enterprise Co., Ltd.	716,068	645,006
Highwealth Construction Corp.	305,164	680,305
Hon Hai Precision Industry Co., Ltd.	3,744,810	9,696,481
Hotai Motor Co., Ltd.	244,000	2,696,458
HTC Corp.	315,798	1,675,810
Hua Nan Financial Holdings Co., Ltd.	3,135,168	1,824,157
Inventec Co., Ltd.	635,966	479,645
Kinsus Interconnect Technology Corp.	182,000	648,017
Largan Precision Co., Ltd.	43,795	1,520,926
Lite-On Technology Corp.	1,014,034	1,726,226
Macronix International Co., Ltd.(1)	1,202,873	289,564
MediaTek, Inc.	470,462	5,647,843
Mega Financial Holding Co., Ltd.	4,706,352	3,930,543
Merida Industry Co., Ltd.	370,150	2,468,173
Motech Industries, Inc.(1)	629,451	814,082
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,373,851
Nan Ya Plastics Corp.	3,760,608	7,897,672
Neo Solar Power Corp.(1)	588,631	418,227
Novatek Microelectronics Corp., Ltd.	295,942	1,308,072
Pegatron Corp.(1)	718,028	1,060,027
Phison Electronics Corp.	112,363	837,519
Pou Chen Corp.	2,794,819	2,859,946

Security	Shares	Value

Taiwan (continued)
Powertech Technology, Inc.	547,865	$1,049,461
President Chain Store Corp.	619,664	4,617,056
Quanta Computer, Inc.	1,254,508	2,918,031
Radiant Opto-Electronics Corp.	281,264	880,353
Radium Life Tech Co., Ltd.	373,956	335,476
Realtek Semiconductor Corp.	301,983	721,304
RichTek Technology Corp.	101,478	412,360
Ruentex Development Co., Ltd.	657,306	1,284,600
Ruentex Industries, Ltd.	1,126,005	2,576,310
Sanyang Industrial Co., Ltd.(1)	1,819,866	1,835,970
Shin Kong Financial Holding Co., Ltd.(1)	4,423,368	1,497,733
Shin Kong Synthetic Fibers Corp.	1,321,483	436,507
Siliconware Precision Industries Co., Ltd.	1,135,243	1,315,607
Simplo Technology Co., Ltd.	205,889	905,668
Sino-American Silicon Products, Inc.	576,233	682,158
SinoPac Financial Holdings Co., Ltd.	4,091,978	2,060,358
Solar Applied Materials Technology Corp.	336,245	308,061
Synnex Technology International Corp.	730,818	917,918
Tainan Spinning Co., Ltd.	891,959	433,962
Taishin Financial Holdings Co., Ltd.	4,306,735	2,003,277
Taiwan Business Bank(1)	1,862,658	566,039
Taiwan Cement Corp.	2,568,850	3,137,522
Taiwan Cooperative Financial Holding Co., Ltd.	2,608,237	1,491,030
Taiwan Fertilizer Co., Ltd.	816,000	1,993,381
Taiwan Glass Industry Corp.	542,564	508,855
Taiwan Mobile Co., Ltd.	1,458,784	5,299,321
Taiwan Semiconductor Manufacturing Co., Ltd.	6,940,465	23,602,346
Taiwan Tea Corp.(1)	395,711	250,599
Tatung Co., Ltd.(1)	2,377,785	601,460
Teco Electric & Machinery Co., Ltd.	482,000	525,046
Tong Yang Industry Co., Ltd.	597,667	851,204
TPK Holding Co., Ltd.	118,148	1,386,715
Tripod Technology Corp.	396,535	825,407
TSRC Corp.	660,060	1,196,649
TTY Biopharm Co., Ltd.	459,852	1,639,871
Tung Ho Steel Enterprise Corp.	532,060	450,441
U-Ming Marine Transport Corp.	186,000	281,524
Uni-President Enterprises Corp.	3,822,880	7,797,497
Unimicron Technology Corp.	948,000	870,064
United Microelectronics Corp.	5,337,090	2,387,189
Walsin Lihwa Corp.(1)	1,921,000	561,963
Wan Hai Lines, Ltd.	518,962	277,603
Waterland Financial Holdings	1,030,470	345,666
Wei Chuan Food Corp.	623,000	1,151,545
Wintek Corp.(1)	1,356,877	551,947
Wistron Corp.	1,071,526	1,020,630

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
WPG Holdings Co., Ltd.	745,489	$927,028
Yageo Corp.(1)	788,000	264,094
Yang Ming Marine Transport(1)	1,181,755	502,356
Yieh Phui Enterprise	1,089,553	323,275
Young Fast Optoelectronics Co., Ltd.	147,302	213,126
Yuanta Financial Holding Co., Ltd.	5,130,938	2,676,082
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	438,835
Yulon Motor Co., Ltd.	1,342,809	2,166,693

		$252,770,469

Thailand — 3.1%
Advanced Info Service PCL(5)	1,386,500	$12,607,158
Airports of Thailand PCL(5)	667,400	3,791,103
AP Thailand PCL	2,877,000	538,418
Bangkok Bank PCL	252,500	1,653,172
Bangkok Bank PCL(5)	235,700	1,574,591
Bangkok Dusit Medical Services PCL(5)	559,400	2,618,786
Bank of Ayudhya PCL	505,000	601,220
Bank of Ayudhya PCL(5)	2,318,300	2,760,017
Banpu PCL(5)	113,400	836,725
BEC World PCL(5)	1,396,900	2,745,232
Berli Jucker PCL(5)	617,000	851,400
Big C Supercenter PCL(5)	268,600	1,660,428
Bumrungrad Hospital PCL(5)	899,500	2,331,812
Central Pattana PCL(5)	1,562,400	2,148,839
CH. Karnchang PCL(5)	892,200	521,684
Charoen Pokphand Foods PCL(5)	3,259,100	2,918,372
CP ALL PCL(5)	4,702,700	5,263,028
Delta Electronics (Thailand) PCL(5)	1,087,100	1,558,760
Electricity Generating PCL(5)	316,200	1,374,227
Glow Energy PCL(5)	877,300	1,917,051
Hana Microelectronics PCL(5)	1,397,700	906,966
Indorama Ventures PCL(5)	1,761,100	1,000,602
IRPC PCL(5)	12,191,400	1,238,084
Italian-Thai Development PCL(1)(5)	8,325,200	1,249,584
Kasikornbank PCL(5)	1,087,900	6,501,031
Khon Kaen Sugar Industry PCL	1,832,000	749,639
Krung Thai Bank PCL(5)	3,910,200	2,212,210
L.P.N. Development PCL(5)	1,255,000	854,070
Land & Houses PCL(5)	2,593,500	837,315
Minor International PCL(5)	2,557,797	1,876,785
Pruksa Real Estate PCL(5)	1,602,000	960,608
PTT Exploration & Production PCL(5)	1,303,898	6,499,681
PTT Global Chemical PCL(5)	1,589,550	3,353,657
PTT PCL(5)	794,860	8,404,212

Security	Shares	Value

Thailand (continued)
Quality House PCL(5)	8,677,625	$752,688
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,101,000
Samart Corp. PCL(5)	1,341,500	811,213
Siam Cement PCL(5)	277,800	4,077,744
Siam City Cement PCL(5)	47,690	651,241
Siam Commercial Bank PCL(5)	1,398,600	7,083,118
Siam Makro PCL(5)	95,900	2,378,762
Sino Thai Engineering & Construction PCL(5)	2,449,157	1,511,494
Thai Airways International PCL(5)	1,332,800	968,581
Thai Beverage PCL	9,582,000	4,072,454
Thai Oil PCL(5)	857,600	1,670,134
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	1,241,851
Thai Union Frozen Products PCL(5)	772,002	1,387,747
Thanachart Capital PCL(5)	779,400	835,052
Thoresen Thai Agencies PCL(1)(5)	1,153,824	564,393
TMB Bank PCL(5)	22,274,000	1,665,496
Total Access Communication PCL	407,200	1,486,214
Total Access Communication PCL(5)	723,300	2,714,392
TPI Polene PCL(5)	1,115,200	394,966
True Corp. PCL(1)(5)	8,208,197	2,055,410

		$124,340,417

Turkey — 3.2%
Akbank TAS	2,398,833	$9,184,332
Akcansa Cimento AS	126,800	711,857
Akenerji Elektrik Uretim AS(1)	598,472	407,604
Aksa Akrilik Kimya Sanayii AS	185,209	704,699
Albaraka Turk Katilim Bankasi AS(1)	522,467	493,476
Anadolu Efes Biracilik ve Malt Sanayii AS	259,039	3,565,034
Arcelik AS	385,454	2,568,702
Asya Katilim Bankasi AS(1)	944,900	949,340
Aygaz AS	191,813	874,904
Bagfas Bandirma Gubre Fabrikalari AS	16,700	357,613
BIM Birlesik Magazalar AS	271,220	6,239,604
Cimsa Cimento Sanayi ve Ticaret AS	141,400	817,299
Coca-Cola Icecek AS	102,700	2,885,859
Dogan Sirketler Grubu Holding AS(1)	2,831,509	1,384,345
Dogan Yayin Holding AS(1)	1,715,904	618,821
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	623,325
Enka Insaat ve Sanayi AS	1,663,355	4,585,458
Eregli Demir ve Celik Fabrikalari TAS	4,955,451	4,914,921
Ford Otomotiv Sanayi AS	94,600	1,357,233
Gubre Fabrikalari TAS(1)	59,900	470,280
Haci Omer Sabanci Holding AS	1,081,418	5,406,245
Ihlas Holding AS(1)	1,865,600	795,124

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Is Gayrimenkul Yatirim Ortakligi AS	553,650	$397,863
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,900,028	1,746,536
KOC Holding AS	1,602,860	7,068,097
Koza Altin Isletmeleri AS	152,600	2,103,730
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	1,261,732
Petkim Petrokimya Holding AS(1)	998,561	1,391,983
Sekerbank TAS(1)	747,999	739,988
TAV Havalimanlari Holding AS	328,300	2,051,963
Tekfen Holding AS	614,917	1,941,021
Tofas Turk Otomobil Fabrikasi AS	194,200	1,283,144
Trakya Cam Sanayii AS	943,167	1,217,882
Tupras-Turkiye Petrol Rafinerileri AS	329,970	7,064,191
Turcas Petrolculuk AS	395,759	610,797
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,364,845	5,731,291
Turk Sise ve Cam Fabrikalari AS	1,773,662	2,546,301
Turk Telekomunikasyon AS	1,012,600	3,626,765
Turkcell Iletisim Hizmetleri AS(1)	1,518,000	8,804,032
Turkiye Garanti Bankasi AS	2,804,400	10,944,458
Turkiye Halk Bankasi AS	769,500	5,780,443
Turkiye Is Bankasi	1,784,807	4,727,490
Turkiye Sinai Kalkinma Bankasi AS	476,663	460,919
Turkiye Vakiflar Bankasi TAO	1,413,300	3,076,230
Ulker Gida Sanayi ve Ticaret AS	277,059	1,871,227
Yapi ve Kredi Bankasi AS	953,085	2,073,840
Yazicilar Holding AS	156,400	1,799,917
Zorlu Enerji Elektrik Uretim AS(1)	299,054	203,052

		$130,440,967

Ukraine — 0.1%
Astarta Holding NV(1)	43,910	$1,012,514
Avangardco Investments Public, Ltd. GDR(1)	53,218	478,960
Ferrexpo PLC	1,008,205	2,596,855
MHP SA GDR(3)	91,701	1,631,180

		$5,719,509

United Arab Emirates — 1.7%
Aabar Investments (PJSC)(1)(2)	2,497,440	$0
Abu Dhabi Commercial Bank (PJSC)	3,707,200	5,373,385
Abu Dhabi National Hotels	718,461	448,508
Agthia Group (PJSC)	1,252,100	1,130,692
Air Arabia (PJSC)	14,733,200	5,581,825
Ajman Bank (PJSC)(1)	2,096,900	1,311,530
Aldar Properties (PJSC)	4,957,759	3,636,233
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.(1)	16,067,836	9,871,058

Security	Shares	Value

United Arab Emirates (continued)
Aramex (PJSC)	982,500	$681,748
Dana Gas(1)	9,107,790	1,562,272
DP World, Ltd.	661,916	10,511,730
Dubai Financial Market(1)	2,424,500	1,305,755
Dubai Investments (PJSC)	749,225	385,633
Emaar Properties (PJSC)	5,104,000	8,302,771
First Gulf Bank (PJSC)	1,287,740	5,789,327
National Bank of Abu Dhabi (PJSC)	2,565,163	9,105,849
Ras Al Khaimah Properties (PJSC)	2,244,000	361,934
Union National Bank	1,733,338	2,500,728
Waha Capital (PJSC)	2,364,751	610,635

		$68,471,613

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,101,940	$1,394,379
Baoviet Holdings	676,500	1,330,270
Development Investment Construction Corp.	220,934	94,903
FPT Corp.	676,666	1,374,656
Gemadept Corp.(1)	312,000	370,842
Hagl JSC(1)	1,085,438	1,050,555
HCM City Infrastructure Investment JSC	547,500	460,115
Hoa Phat Group JSC	1,239,332	1,772,237
Kim Long Securities Corp.(1)	1,377,700	532,695
Kinh Bac City Development Share Holding Corp.(1)	328,860	108,946
Kinhdo Corp.	606,900	1,396,479
Masan Group Corp.(1)	315,390	1,319,965
PetroVietnam Construction JSC(1)	919,725	191,136
PetroVietnam Drilling and Well Services JSC	587,083	1,399,477
PetroVietnam Fertilizer and Chemical JSC	880,500	1,642,555
PetroVietnam Technical Services JSC	1,713,000	1,286,540
Pha Lai Thermal Power JSC	483,390	522,635
Phu Nhuan Jewelry JSC	181,200	225,870
Refrigeration Electrical Engineering Corp.	1,182,100	1,394,610
Saigon Securities, Inc.	882,600	688,001
Song Da Urban & Industrial Zone Investment and Development JSC(1)	153,250	85,999
Tan Tao Investment Industry Co.(1)	1,554,839	418,429
Vietnam Construction and Import-Export JSC(1)	621,655	305,079
Vietnam Dairy Products JSC	519,727	3,557,827
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	2,478,310	2,246,505
Vincom JSC(1)	1,176,119	3,497,738

		$28,668,443

Total Common Stocks (identified cost $3,818,588,471)		$3,955,929,081

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 0.0%(4)

Security		Principal Amount (000’s omitted)	Value

India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$20,264

Total Corporate Bonds (identified cost $27,437)			$20,264

Equity-Linked Securities(6) — 0.9%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets(7)	8/13/14	18,000	$560,355
Al Abdullatif Industrial Investment Co.(7)	5/4/15	64,200	720,693
Al Rajhi Bank(7)	2/16/15	169,493	3,451,733
Al Tayyar(7)	7/2/15	56,400	1,278,300
Alinma Bank(7)	2/23/15	250,600	987,289
Almarai Co.(7)	11/24/14	79,999	1,778,502
Arab National Bank(7)	5/11/15	59,500	514,833
Bank Albilad(7)	4/30/15	83,166	655,294
Banque Saudi Fransi(7)	2/23/15	75,630	690,699
Dar Al Arkan Real Estate Development(7)	8/10/15	185,500	536,670
Etihad Etissalat Co(7)	12/5/14	154,138	3,457,554
Fawaz Abdulaziz Alhokair Co.(7)	2/23/15	30,000	1,064,915
Jarir Marketing Co.(7)	5/4/15	16,950	951,384
Mobile Telecommunications Co.(7)	5/4/15	227,977	615,492
National Industrialization Co.(7)	5/4/15	211,503	1,452,201
Rabigh Refining and Petrochemicals Co.(7)	10/13/14	92,400	386,200
Riyad Bank(7)	12/15/14	126,700	846,286
Sahara Petrochemical Co.(7)	9/21/15	122,800	522,268
Samba Financial Group(7)	2/10/15	82,008	1,153,484
Saudi Airlines Catering Co.(7)	8/3/15	5,500	182,219
Saudi Arabian Amiantit Co.(7)	5/11/15	106,500	401,825
Saudi Arabian Fertilizer Co.(7)	5/11/15	28,633	1,108,962
Saudi Arabian Mining Co.(7)	5/11/15	54,900	408,423
Saudi Basic Industries Corp(7)	2/23/15	139,396	3,475,324
Saudi British Bank(7)	10/4/13	62,300	664,479
Saudi Cable Co.(7)	8/10/15	97,900	334,142
Saudi Cement Co.(7)	8/10/15	25,900	726,868
Saudi Chemical Co.(7)	5/1/15	25,900	315,610
Saudi Electricity Co.(7)	3/27/15	268,400	937,548
Saudi Industrial Investment Group(7)	3/27/15	95,000	683,943
Saudi International Petrochemical Co.(7)	3/27/15	90,700	586,475
Saudi Kayan Petrochemical Co.(7)	3/27/15	247,500	739,134
Saudi Telecom Co.(7)	5/11/15	115,700	1,237,122

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Savola Group(7)	2/2/15	115,300	$1,637,133
Yanbu National Petrochemical Co.(7)	3/9/15	51,400	791,498

Total Equity-Linked Securities (identified cost $32,104,409)			$35,854,857

Investment Funds — 0.1%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,764,591

Total Investment Funds (identified cost $5,027,204)		$2,764,591

Rights(1) — 0.0%(4)

Security	Shares	Value
Banco Santander Brasil SA, Exp. 8/2/13	1,223,527	$5,363
Italian-Thai Development PCL, Exp. 8/9/13	1,323,707	71,895
Polimex-Mostostal SA	3,081,072	0

Total Rights (identified cost $0)		$77,258

Warrants(1) — 0.0%(4)

Security	Shares	Value
Thoresen Thai Agencies PCL, Exp. 9/12/15, Strike THB 17.00	164,832	$23,066
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	135,200	19,796

Total Warrants (identified cost $14,973)		$42,862

Short-Term Investments — 1.0%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/13	$39,469	$39,469,308

Total Short-Term Investments (identified cost $39,469,308)		$39,469,308

Total Investments — 99.6% (identified cost $3,895,231,802)		$4,034,158,221

Other Assets, Less Liabilities — 0.4%		$18,181,879

Net Assets — 100.0%		$4,052,340,100

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $84,684,227 or 2.1% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $35,854,857 or 0.9% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.3%	$538,774,851
Hong Kong Dollar	8.4	340,183,770
South Korean Won	6.5	263,664,161
South African Rand	6.3	253,357,916
New Taiwan Dollar	6.2	250,176,597
Brazilian Real	6.1	247,146,986
Indian Rupee	5.9	240,906,854
Mexican Peso	5.4	219,461,244
New Turkish Lira	3.2	130,440,967
Polish Zloty	3.2	128,637,894
Indonesian Rupiah	3.1	125,816,512
Chilean Peso	3.1	124,385,623
Malaysian Ringgit	3.1	123,951,595
Thai Baht	2.9	118,876,710
Qatari Riyal	1.7	70,142,186
Czech Koruna	1.7	68,056,535
Hungarian Forint	1.6	65,924,096
Kuwaiti Dinar	1.6	64,788,168
Philippine Peso	1.6	63,036,489
Egyptian Pound	1.5	60,381,681
United Arab Emirates Dirham	1.4	57,959,883
Colombian Peso	1.4	56,998,484
Other currency, less than 1% each	10.4	421,089,019

Total Investments	99.6%	$4,034,158,221

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.3%	$1,067,563,960
Telecommunication Services	10.4	420,266,913
Materials	10.3	417,128,522
Energy	10.1	407,513,446
Industrials	10.0	404,819,084
Consumer Staples	9.2	373,723,739
Information Technology	7.7	312,226,570
Consumer Discretionary	7.4	300,853,915
Utilities	4.8	195,864,192
Health Care	2.3	91,943,717
Other	1.0	39,489,572
Investment Funds	0.1	2,764,591

Total Investments	99.6%	$4,034,158,221

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2013
Investments, at value (identified cost, $3,895,231,802)	$4,034,158,221
Cash	33,823
Foreign currency, at value (identified cost, $11,985,104)	11,932,530
Dividends and interest receivable	11,249,357
Receivable for investments sold	14,982
Receivable for Fund shares sold	15,438,594
Tax reclaims receivable	488,033
Total assets	$4,073,315,540

Liabilities
Payable for investments purchased	$11,246,085
Payable for Fund shares redeemed	4,610,269
Payable to affiliates:
Investment adviser fee	2,629,408
Administration fee	506,772
Distribution and service fees	207,073
Accrued foreign capital gains taxes	478,583
Accrued expenses	1,297,250
Total liabilities	$20,975,440
Net Assets	$4,052,340,100

Sources of Net Assets
Paid-in capital	$3,946,560,474
Accumulated net realized loss	(72,528,956)
Accumulated undistributed net investment income	40,100,994
Net unrealized appreciation	138,207,588
Total	$4,052,340,100

Investor Class Shares
Net Assets	$895,989,128
Shares Outstanding	63,056,185
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.21

Class C Shares
Net Assets	$21,773,258
Shares Outstanding	1,550,862
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.04

Institutional Class Shares
Net Assets	$3,134,577,714
Shares Outstanding	219,679,079
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.27

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2013
Dividends (net of foreign taxes, $8,217,616)	$73,466,247
Interest (net of foreign taxes, $201)	2,434
Total investment income	$73,468,681

Expenses
Investment adviser fee	$14,708,075
Administration fee	2,830,040
Distribution and service fees
Investor Class	1,047,660
Class C	112,255
Trustees’ fees and expenses	34,000
Custodian fee	2,621,557
Transfer and dividend disbursing agent fees	1,055,426
Legal and accounting services	56,576
Printing and postage	86,861
Registration fees	172,661
Miscellaneous	64,474
Total expenses	$22,789,585

Net investment income	$50,679,096

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,600,313)
Foreign currency transactions	(1,372,107)
Net realized loss	$(3,972,420)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $30,682)	$(311,857,354)
Foreign currency	(254,954)
Net change in unrealized appreciation (depreciation)	$(312,112,308)

Net realized and unrealized loss	$(316,084,728)

Net decrease in net assets from operations	$(265,405,632)

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013
From operations —
Net investment income	$50,679,096	$41,883,282
Net realized loss from investment and foreign currency transactions	(3,972,420)	(11,146,455)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(312,112,308)	313,232,350
Net increase (decrease) in net assets from operations	$(265,405,632)	$343,969,177
Distributions to shareholders —
From net investment income
Investor Class	$—	$(8,541,444)
Class C	—	(112,543)
Institutional Class	—	(35,860,230)
Tax return of capital
Investor Class	—	(501,753)
Class C	—	(6,611)
Institutional Class	—	(2,106,548)
Total distributions to shareholders	$—	$(47,129,129)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$309,289,490	$308,459,699
Class C	2,373,763	4,847,765
Institutional Class	765,976,409	874,027,705
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	8,746,689
Class C	—	89,763
Institutional Class	—	30,549,286
Cost of shares redeemed
Investor Class	(93,254,497)	(139,255,686)
Class C	(2,281,494)	(6,181,813)
Institutional Class	(165,629,006)	(381,683,788)
Net increase in net assets from Fund share transactions	$816,474,665	$699,599,620

Net increase in net assets	$551,069,033	$996,439,668

Net Assets
At beginning of period	$3,501,271,067	$2,504,831,399
At end of period	$4,052,340,100	$3,501,271,067

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$40,100,994	$(10,578,102)

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013	Period Ended January 31, 2012(1)		Year Ended October 31,
						2011	2010	2009		2008
Net asset value — Beginning of period	$15.260		$13.940	$13.750		$15.540	$12.440	$8.290		$17.500

Income (Loss) From Operations
Net investment income (loss)(2)	$0.185		$0.173	$(0.014)		$0.201	$0.105	$0.121		$0.190
Net realized and unrealized gain (loss)	(1.235)		1.339	0.328		(1.826)	3.082	4.120		(9.216)

Total income (loss) from operations	$(1.050)		$1.512	$0.314		$(1.625)	$3.187	$4.241		$(9.026)

Less Distributions
From net investment income	$—		$(0.181)	$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.087)
From net realized gain	—		—	—		—	—	—		(0.098)
Tax return of capital	—		(0.011)	—		—	—	—		—

Total distributions	$—		$(0.192)	$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.185)

Redemption fees(2)(3)	$—		$—	$—		$0.000 (4)	$0.002	$0.001		$0.001

Net asset value — End of period	$14.210		$15.260	$13.940		$13.750	$15.540	$12.440		$8.290

Total Return(5)	(6.88	)%(6)	10.89%	2.38	%(6)	(10.59)%	25.77%	51.81%		(52.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$895,989		$738,776	$493,567		$481,194	$267,040	$104,727		$74,062
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.39	%(8)	1.42%	1.45	%(8)	1.45%	1.51%	1.57	%(9)	1.50	%(9)
Net investment income (loss)	2.53	%(8)	1.22%	(0.43	)%(8)	1.33%	0.77%	1.26%		1.33%
Portfolio Turnover	1	%(6)	3%	0	%(6)(10)	3%	8%	11%		5%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% and 0.20% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(10)	Amount is less than 0.5%.

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013	Period Ended January 31, 2012(1)		Year Ended October 31,
						2011	2010	2009		2008
Net asset value — Beginning of period	$15.130		$13.820	$13.530		$15.310	$12.280	$8.160		$17.320

Income (Loss) From Operations
Net investment income (loss)(2)	$0.123		$0.095	$(0.038)		$0.074	$0.020	$0.042		$0.092
Net realized and unrealized gain (loss)	(1.213)		1.294	0.333		(1.792)	3.032	4.087		(9.117)

Total income (loss) from operations	$(1.090)		$1.389	$0.295		$(1.718)	$3.052	$4.129		$(9.025)

Less Distributions
From net investment income	$—		$(0.075)	$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.038)
From net realized gain	—		—	—		—	—	—		(0.098)
Tax return of capital	—		(0.004)	—		—	—	—		—

Total distributions	$—		$(0.079)	$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.136)

Redemption fees(2)(3)	$—		$—	$—		$0.000 (4)	$0.002	$0.001		$0.001

Net asset value — End of period	$14.040		$15.130	$13.820		$13.530	$15.310	$12.280		$8.160

Total Return(5)	(7.20	)%(6)	10.07%	2.18	%(6)	(11.27)%	24.91%	50.69%		(52.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,773		$23,348	$22,646		$22,866	$22,800	$16,918		$9,828
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.14	%(8)	2.16%	2.19	%(8)	2.19%	2.26%	2.32	%(9)	2.25	%(9)
Net investment income (loss)	1.70	%(8)	0.68%	(1.18	)%(8)	0.49%	0.15%	0.44%		0.65%
Portfolio Turnover	1	%(6)	3%	0	%(6)(10)	3%	8%	11%		5%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% and 0.20% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(10)	Amount is less than 0.5%.

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013	Period Ended January 31, 2012(1)		Year Ended October 31,
						2011	2010	2009		2008
Net asset value — Beginning of period	$15.310		$13.970	$13.810		$15.580	$12.460	$8.320		$17.540

Income (Loss) From Operations
Net investment income (loss)(2)	$0.200		$0.222	$(0.006)		$0.233	$0.163	$0.156		$0.231
Net realized and unrealized gain (loss)	(1.240)		1.339	0.322		(1.821)	3.071	4.109		(9.251)

Total income (loss) from operations	$(1.040)		$1.561	$0.316		$(1.588)	$3.234	$4.265		$(9.020)

Less Distributions
From net investment income	$—		$(0.209)	$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.103)
From net realized gain	—		—	—		—	—	—		(0.098)
Tax return of capital	—		(0.012)	—		—	—	—		—

Total distributions	$—		$(0.221)	$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.201)

Redemption fees(2)(3)	$—		$—	$—		$0.000 (4)	$0.002	$0.001		$0.001

Net asset value — End of period	$14.270		$15.310	$13.970		$13.810	$15.580	$12.460		$8.320

Total Return(5)	(6.79	)%(6)	11.22%	2.41	%(6)	(10.39)%	26.22%	52.15%		(51.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,134,578		$2,739,147	$1,988,618		$1,845,906	$1,623,796	$846,944		$278,147
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.14	%(8)	1.16%	1.20	%(8)	1.20%	1.26%	1.33	%(9)	1.25	%(9)
Net investment income (loss)	2.73	%(8)	1.56%	(0.18	)%(8)	1.53%	1.19%	1.56%		1.62%
Portfolio Turnover	1	%(6)	3%	0	%(6)(10)	3%	8%	11%		5%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% and 0.20% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(10)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (formerly, Eaton Vance Parametric Structured Emerging Markets Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 5.75% imposed at time of purchase. Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

32

Parametric Emerging Markets Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $48,742,945 and deferred capital losses of $12,003,971 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2016 ($2,790,563), January 31, 2017 ($44,871,373) and January 31, 2019 ($1,081,009). A capital loss carryforward of $7,660,713 included in the amounts above is available to the Fund as a result of a reorganization on September 24, 2010. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of July 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

33

Parametric Emerging Markets Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion and 0.73% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended July 31, 2013, the investment adviser fee amounted to $14,708,075 or 0.78% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2013, the administration fee amounted to $2,830,040.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2013, EVM earned $49,457 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $539 as its portion of the sales charge on sales of Investor Class shares for the six months ended July 31, 2013. EVD also received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2013 amounted to $1,047,660 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2013, the Fund paid or accrued to EVD $84,191 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts and are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2013 amounted to $28,064 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to March 1, 2013, Investor Class shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which had been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2013, the Fund was informed that EVD received approximately $300 and $1,000 of CDSCs paid by Investor Class and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $894,744,256 and $50,128,065, respectively, for the six months ended July 31, 2013.

34

Parametric Emerging Markets Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	21,073,149	22,197,036
Issued to shareholders electing to receive payments of distributions in Fund shares	—	590,993
Redemptions	(6,427,488)	(9,787,693)

Net increase	14,645,661	13,000,336

Class C	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	164,894	343,481
Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,110
Redemptions	(156,731)	(445,335)

Net increase (decrease)	8,163	(95,744)

Institutional Class	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013

Sales	51,931,930	61,302,981
Issued to shareholders electing to receive payments of distributions in Fund shares	—	2,058,577
Redemptions	(11,216,182)	(26,741,612)

Net increase	40,715,748	36,619,946

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,913,595,358

Gross unrealized appreciation	$641,489,124
Gross unrealized depreciation	(520,926,261)

Net unrealized appreciation	$120,562,863

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because

35

Parametric Emerging Markets Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2013.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$56,188,277	$1,575,420,789		$62,580	$1,631,671,646
Emerging Europe	26,785,396	698,324,841		—	725,110,237
Latin America	792,396,197	—		—	792,396,197
Middle East/Africa	869,475	805,736,450		145,076	806,751,001
Total Common Stocks	$876,239,345	$3,079,482,080	**	$207,656	$3,955,929,081

Corporate Bonds	$—	$20,264		$—	$20,264
Equity-Linked Securities	—	35,854,857		—	35,854,857
Investment Funds	—	2,764,591		—	2,764,591
Rights	—	77,258		—	77,258
Warrants	42,862	—		—	42,862
Short-Term Investments	—	39,469,308		—	39,469,308
Total Investments	$876,282,207	$3,157,668,358		$207,656	$4,034,158,221

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2013 is not presented.

36

Parametric Emerging Markets Fund

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

At July 31, 2013, investments having a value of $6,587,021 and $364,695,802 at January 31, 2013 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the six months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service as discussed in Note 1A.

12  Name Change

Effective March 1, 2013, the name of the Parametric Emerging Markets Fund was changed from Eaton Vance Parametric Structured Emerging Markets Fund.

37

Parametric Emerging Markets Fund

July 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

38

Parametric Emerging Markets Fund

July 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Emerging Markets Fund (formerly Eaton Vance Parametric Structured Emerging Markets Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

39

Parametric Emerging Markets Fund

July 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

40

Parametric Emerging Markets Fund

July 31, 2013

Officers and Trustees

Officers of Parametric Emerging Markets Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

2774-9/13	SEMSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 12, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 12, 2013